[GRAPHIC]

     Smith Barney
     Intermediate
     Maturity New York
     Municipals Fund

     ------------------
     SEMI-ANNUAL REPORT
     ------------------

     May 31, 1999

     Smith Barney Mutual Funds

Smith Barney
Intermediate
Maturity New York
Municipals Fund

[PHOTO]
HEATH B. MCLENDON
Chairman

[PHOTO]
JOSEPH P. DEANE
Vice President and Investment Officer

Dear Shareholder:

We are pleased to present the semi-annual report for the Smith Barney Intermediate Maturity New York Municipals Fund ("Fund") for the period ended May 31, 1999. We hope you find this report to be useful and informative. We are pleased to announce that Joseph P. Deane assumed management responsibility for the Fund on February 2, 1999. Mr. Deane has over 28 years of investment experience and currently manages the Smith Barney Managed Municipals Fund, among many others.

In this report, we summarize the period's prevailing economic and market conditions and outline the Fund's investment strategy. A detailed summary of the Fund's performance and current holdings can be found in the appropriate sections that follow.

Performance Update

For the six months ended May 31, 1999, the Fund's Class A shares returned 0.06% versus its Lipper, Inc. New York intermediate-term municipals peer group average total return of 0.54% over the same period. (Lipper is a major independent fund-tracking organization.)

Municipal Bond Market Update and Outlook

Through May 1999, the municipal bond market was less volatile compared with U.S. Treasuries. In our opinion, municipal bonds, which are relatively inexpensive, currently offer downside protection. In addition, new issuance of municipal bonds has slowed from 1998 levels. With inflation relatively low, conditions are still favorable for municipal bonds.

In April, the Consumer Price Index ("CPI") increased 0.70% -- its largest monthly increase in nine years. With global economic growth picking up, inflationary fears surfaced. The Federal Reserve Board raised short-term interest rates 0.25% on June 30, 1999, and yields in the bond market went up.


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity New York Municipals Fund                    1

Looking forward, and as we near the end of the millennium and the onset of Y2K, we believe that fixed-income securities in the U.S. will be in solid demand. That, in turn, should provide a positive environment for municipal bonds for the remainder of 1999. We are positioning ourselves for modestly lower rates over the next six months, and if there is no repeat of a higher CPI number, we stand an excellent chance of seeing a modest decline in rates as we move toward the fall.

Investment Strategy and Portfolio Update

The Intermediate Maturity New York Municipals Fund's investment seeks to provide New York investors with as high a level of current income that is exempt from federal income taxes* and New York state and New York City personal income taxes as is consistent with the preservation of principal. The Fund invests primarily in investment grade municipal securities.

Our investment strategy for the Fund is to seek to maximize our dividend yield. In our view, the municipal bond market has provided us with excellent opportunities during the reporting period. Since interest rates have risen, we have been able to invest our excess cash at higher yields. In addition, we have also been focusing on adding high-grade bonds to the Fund's portfolio. (Currently the credit spread between AAA-rated and BBB-rated bonds are near their narrowest spread levels ever.) At these narrow spread levels, we do not think it makes sense to buy low-grade bonds and assume additional credit risk. Because our interest rate forecast remains positive, we believe our current investment strategy should allow us to maximize dividend yields going forward.

During the past year, the Fund focused on education bonds (21.8%), general obligation bonds (13.7%) and transportation bonds (14.5%) because we believe they offered good relative values. At the end of May, the Fund's weighted average maturity was approximately 9 years. In addition, as of May 31, 1999, roughly 97% of the Fund's holdings were rated investment grade by either Standard & Poor's Ratings Service or Moody's Investors Service, Inc., with approximately 48% of the Fund invested in AAA bonds, the highest rating.

New York Economic Highlights

Moody's Investors Service, Inc. has assigned a rating of "A2" to the general obligation debt of New York State, which, in their words, "reflects the short-term strength of the state's credit as indicated by large surpluses, but also the longer term risks associated with a large debt burden, chronic structural budget imbalance and a statewide economy that has underperformed the nation through the national economic recovery."

----------
* A portion of the income from this fund may be subject to the Alternative Minimum Income Tax (AMT).


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

Compared to the national economy, New York's economy, although stronger, faces challenges. Moreover, the employment picture upstate has been even worse than the national average. Yet, the outlook for New York State general obligations is stable and we are positive about the short-term. Over the long term, the budgetary and financial decisions made in the Empire State over the next few years should be a crucial determinant of future fiscal health. We intend to monitor the situation closely for any signs of budget gaps or narrower cash margins.

In closing, thank you for your investment in the Smith Barney Intermediate Maturity New York Municipals Fund. We look forward to continuing to help you achieve your financial goals.

Sincerely,


/s/ Heath B. McLendon                   /s/ Joseph P. Deane

Heath B. McLendon                       Joseph P. Deane
Chairman                                Vice President and
                                        Investment Officer

July 8, 1999

--------------------------------------------------------------------------------

Principal Risks of Investing in the Fund

Investors could lose money on their investment in the Fund, or the Fund may not perform as well as other investments, if:

o     Interest rates rise, causing the value of the Fund's portfolio to decline;

o The issuer of a security owned by the Fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded;

o New York municipal securities fall out of favor with investors. The Fund will suffer more than a national municipal fund from adverse events affecting New York municipal issuers;

o     Unfavorable legislation affects the tax-exempt status of municipal bonds;
      and

o The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity New York Municipals Fund                    3

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                        Net Asset Value
                      --------------------
                      Beginning     End      Income    Capital Gain    Total
Period Ended          of Period  of Period  Dividends  Distributions  Returns(1)
================================================================================
5/31/99                 $8.76     $8.58      $0.19        $0.00         0.06%+
--------------------------------------------------------------------------------
11/30/98                 8.57      8.76       0.40         0.00         7.01
--------------------------------------------------------------------------------
11/30/97                 8.47      8.57       0.41         0.00         6.23
--------------------------------------------------------------------------------
11/30/96                 8.48      8.47       0.41         0.00         4.85
--------------------------------------------------------------------------------
11/30/95                 7.80      8.48       0.41         0.00        14.31
--------------------------------------------------------------------------------
11/30/94                 8.54      7.80       0.40         0.02        (3.97)
--------------------------------------------------------------------------------
11/30/93                 8.18      8.54       0.40         0.02         9.76
--------------------------------------------------------------------------------
Inception* - 11/30/92    7.90      8.18       0.38         0.00         8.59+
================================================================================
Total                                        $3.00        $0.04
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                        Net Asset Value
                      --------------------
                      Beginning     End      Income    Capital Gain    Total
Period Ended          of Period  of Period  Dividends  Distributions  Returns(1)
================================================================================
5/31/99                 $8.76     $8.58      $0.18        $0.00        (0.04)%+
--------------------------------------------------------------------------------
11/30/98                 8.57      8.76       0.38         0.00         6.79
--------------------------------------------------------------------------------
11/30/97                 8.47      8.57       0.39         0.00         6.00
--------------------------------------------------------------------------------
11/30/96                 8.48      8.47       0.39         0.00         4.64
--------------------------------------------------------------------------------
Inception* - 11/30/95    7.87      8.48       0.38         0.00        13.01+
================================================================================
Total                                        $1.72        $0.00
================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                        Without Sales Charges(1)
                                                        ------------------------
                                                          Class A      Class L
================================================================================
Six Months Ended 5/31/99+                                  0.06%        (0.04)%
--------------------------------------------------------------------------------
Year Ended 5/31/99                                         3.66          3.46
--------------------------------------------------------------------------------
Five Years Ended 5/31/99                                   5.84           N/A
--------------------------------------------------------------------------------
Inception* through 5/31/99                                 6.18          6.69
================================================================================

                                                          With Sales Charges(2)
                                                         ----------------------
                                                          Class A      Class L
================================================================================
Six Months Ended 5/31/99+                                 (1.96)%       (2.02)%
--------------------------------------------------------------------------------
Year Ended 5/31/99                                         1.55          1.41
--------------------------------------------------------------------------------
Five Years Ended 5/31/99                                   5.41           N/A
--------------------------------------------------------------------------------
Inception* through 5/31/99                                 5.89          6.45
================================================================================


--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                        Without Sales Charges(1)
================================================================================
Class A (Inception* through 5/31/99)                              56.04%
--------------------------------------------------------------------------------
Class L (Inception* through 5/31/99)                              33.81
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 2.00% and Class L shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from initial purchase.
* Inception dates for Class A and L shares are December 31, 1991 and December 5, 1994, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity New York Municipals Fund                    5

--------------------------------------------------------------------------------
  Historical Performance (unaudited)
--------------------------------------------------------------------------------

               Growth of $10,000 Invested in Class A Shares of the
           Smith Barney Intermediate Maturity New York Municipals Fund
                vs. Lehman Brothers 10 Year Municipal Bond Index
            and Lipper Analytical Services, Inc. Peer Group Average+

--------------------------------------------------------------------------------

                            December 1991 -- May 1999

                                   [GRAPHIC]

                   Smith Barney            Lehman Brothers
               Intermediate Maturity       10 Year Municipal       Lipper Peer
              New York Municipals Fund        Bond Index          Group Average
--------------------------------------------------------------------------------
12/31/91               9,802                     10,000               10,000
   11/92              10,644                     10,767               10,685
   11/93              11,683                     12,028               11,625
   11/94              11,219                     11,491               11,230
   11/95              12,824                     13,623               12,796
   11/96              13,447                     14,394               13,383
   11/97              14,284                     15,410               14,134
   11/98              15,285                     16,660               15,054
 5/31/99              15,294                     16,918               15,135
--------------------------------------------------------------------------------

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on December 31, 1991, assuming deduction of the maximum 2.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through May 31, 1999. The Lehman Brothers 10 Year Municipal Bond Index is a broad-based index comprised of approximately 5,200 bonds totaling approximately $63 billion in market capitalization. The bonds are all municipal bonds with an average maturity of 9.8 years, an average yield of 4.93% and a duration of 7.08 years. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The Lipper Analytical Services, Inc. Peer Group Average is an average of the Fund's peer group of mutual funds (17 funds as of May 31, 1999) investing in intermediate maturity New York tax-exempt bonds. The performance of the Fund's other class may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other class.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                                    May 31, 1999
--------------------------------------------------------------------------------

Industry Breakdown

                                   [GRAPHIC]

                    Education                           21.8%
                    General Obligations                 13.7%
                    Government Facilities                4.3%
                    Hospitals                           11.3%
                    Industrial Development               7.3%
                    Other                               11.3%
                    Pollution Control                    5.1%
                    Transportation                      14.5%
                    Finance                              2.7%
                    Water & Sewer                        8.0%

Summary of Investments by Combined Ratings

                                     Standard &                Percentage of
  Moody's           and/or             Poor's                Total Investments
--------------------------------------------------------------------------------
   Aaa                                   AAA                           48.3%
   Aa                                    AA                            14.2
    A                                     A                            20.4
   Baa                                   BBB                           14.3
   NR                                    NR                             2.8
                                                                      -----
                                                                      100.0%
                                                                      =====


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity New York Municipals Fund                    7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                 May 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                       SECURITY                               VALUE
===========================================================================================
Education -- 21.8%
$  400,000  AAA      Albany City School District, Series B, MBIA-Insured,
                       6.000% due 12/15/00                                     $    415,000
   200,000  AAA      Canandaigua City School District, AMBAC-Insured,
                       6.400% due 6/1/99                                            200,000
   200,000  AAA      Central Square Central School District, FGIC-Insured,
                       6.500% due 6/15/99                                           200,216
 1,000,000  Baa1*    City University of New York COP, John Jay College,
                       6.000% due 8/15/06                                         1,092,500
   465,000  A-       Hempstead, NY IDA Civic Facility Revenue,
                       Adelphi University Civic Facility, 5.250% due 2/1/11         480,694
   860,000  Aaa*     Huntington Union Free School District, FGIC-Insured,
                       5.500% due 7/15/11                                           923,425
                     Nassau County Industrial Development Agency,
                       Civic Facility Revenue, Refunded,
                       (Hofstra University Project), MBIA-Insured:
 1,250,000  AAA          5.250% due 7/1/13                                        1,300,000
 2,000,000  AAA          5.250% due 7/1/14                                        2,065,000
 2,000,000  AAA      New York Educational Construction Fund, Series A,
                       MBIA-Insured, 6.500% due 4/1/04                            2,207,500
                     New York State Dormitory Authority, Revenue Bonds:
   500,000  AAA        College and University Educational Loan,
                         MBIA-Insured, 6.200% due 7/1/01 (c)                        523,125
   500,000  AAA        Green Chimneys School, Series A, AMBAC-Insured,
                         4.375% due 7/1/09                                          488,750
   940,000  Aaa*       New York Law School, AMBAC-Insured,
                         5.200% due 7/1/08                                          988,175
   630,000  Aaa*       Nyack Union Free School District, FGIC-Insured,
                         5.250% due 12/15/15                                        655,200
 1,100,000  AA         Saint Thomas Aquinas, 5.000% due 7/1/14                    1,083,500
                       State University Educational Facilities:
 1,000,000  A-           5.000% due 5/15/10                                       1,015,000
 1,125,000  A-           Series B, 5.250% due 5/15/09                             1,175,625
   100,000  AAA      Wappingers Central School District, AMBAC-Insured,
                       6.250% due 12/1/99                                           101,499
-------------------------------------------------------------------------------------------
                                                                                 14,915,209
-------------------------------------------------------------------------------------------
Finance -- 2.7%
                     City of Troy Municipal Assistance Corp., MBIA-Insured:
 1,080,000  AAA        Series A, 5.000% due 1/15/08                               1,119,150
 1,990,000  AAA        Series B, zero coupon bond to yield
                         5.690% due 1/15/19                                         711,425
-------------------------------------------------------------------------------------------
                                                                                  1,830,575
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                       SECURITY                               VALUE
===========================================================================================
General Obligation -- 13.7%
                     Buffalo GO:
$  100,000  AAA        FGIC-Insured, 5.800% due 2/1/00                         $    101,669
                       MBIA-Insured:
   205,000  AAA          Series A, 5.900% due 4/1/01                                212,944
   385,000  AAA          Series B, 5.900% due 4/1/01 (b)                            399,919
   250,000  AAA      Erie County Public Improvement Project GO,
                       FGIC-Insured, 5.500% due 1/15/00                             253,442
   495,000  Baa*     Jamestown GO, Series A, 7.000% due 3/15/00                     508,004
 1,000,000  AA       Monroe County Public Improvement Project GO,
                       Series A, 6.000% due 3/1/18                                1,118,750
 1,000,000  AAA      Nassau County GO, Combined Sewer District, Series E,
                       MBIA-Insured, 5.400% due 5/1/10                            1,058,750
                     New York City GO:
 2,000,000  A-         Series A, 7.000% due 8/1/04 (b)                            2,250,000
   325,000  A-         Series B, 6.250% due 10/1/01                                 341,656
   175,000  A-         Series B, (Escrowed to maturity with U.S.
                         government securities), 6.250% due 10/1/01 (d)             184,406
 1,000,000  A-         Series F, 5.125% due 8/1/13                                1,002,500
   435,000  AAA      Niagara County GO, Environmental Infrastructure,
                       Series A, MBIA-Insured, 5.250% due 8/15/13                   455,662
                     North Hempstead, NY GO, FGIC-Insured:
   575,000  Aaa*       5.000% due 5/15/11                                           588,656
   275,000  Aaa*       5.000% due 5/15/12                                           280,156
                     Oyster Bay GO:
   425,000  A1*        5.000% due 2/1/14                                            434,031
   150,000  AAA        FGIC-Insured, Series C, 6.300% due 10/1/99                   151,491
-------------------------------------------------------------------------------------------
                                                                                  9,342,036
-------------------------------------------------------------------------------------------
Government Facilities -- 4.3%
                     New York State Urban Development, Correctional Facilities:
   595,000  BBB+       Series 3, 6.800% due 1/1/00                                  605,496
 1,900,000  BBB+       Series A, 6.500% due 1/1/09                                2,151,750
   200,000  A-1+     Puerto Rico Commonwealth Government Development
                       Bank, MBIA-Insured, 3.000% due 12/1/15 (e)                   200,000
-------------------------------------------------------------------------------------------
                                                                                  2,957,246
-------------------------------------------------------------------------------------------
Hospitals -- 11.3%
     5,000  B1*      Monroe County IDA, Genesee Hospital, Series A,
                       6.500% due 11/1/99                                             5,031
                     New York State Dormitory Authority, Revenue Bonds:
   160,000  AA         Genessee Valley, Series B, FHA-Insured,
                         6.300% due 8/1/02                                          172,000
 1,500,000  AA         Good Samaritan Hospital, 5.500% due 7/1/10                 1,576,875

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity New York Municipals Fund                    9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                       SECURITY                               VALUE
===========================================================================================
Hospitals -- 11.3% (continued)

$  880,000  AAA        Long Beach Medical Center, MBIA/FHA-Insured,
                         5.550% due 8/1/15                                     $    910,800
 1,000,000  A-         Mental Health Services, 6.000% due 2/15/12                 1,096,250
 1,000,000  AA         New York and Presbyterian Hospital, 5.500% due 8/1/11      1,061,250
   500,000  Baa2*      Nyack Hospital, Series A, 6.250% due 7/1/13                  533,125
 1,000,000  AAA        Presbyterian Hospital, Series A, AMBAC/FHA-Insured,
                         Series A, 5.500% due 2/15/02                             1,066,250
                     New York State Medical Care Facilities, Revenue Bonds:
   725,000  A-         Health Services Facility, 6.100% due 2/15/02                 763,063
                       Methodist Hospital, FHA-Insured:
   330,000  AA           Series A, 6.000% due 8/15/02                               350,625
   185,000  AA           Series C, 5.900% due 8/15/02                               191,244
-------------------------------------------------------------------------------------------
                                                                                  7,726,513
-------------------------------------------------------------------------------------------

Housing: Multi-Family -- 2.1%
 1,000,000  AA       New York State Housing Corp., (Battery Park City Project),
                       6.000% due 11/1/03                                         1,066,250
   350,000  Aa*      North Tonawanda Housing Development Corp.,
                       Mortgage Revenue, Bishop Gibbons, Series B,
                       FHA-Insured, 6.350% due 12/15/02                             370,125
-------------------------------------------------------------------------------------------
                                                                                  1,436,375
-------------------------------------------------------------------------------------------

Industrial Development -- 7.3%
   535,000  A        Amherst Industrial Development Agency, Lease Revenue,
                       Multi-Surface Rink Complex, Series A, LOC Keybank,
                       5.050% due 10/1/05                                           541,019
   500,000  Baa3*    New York City IDA, Civil Facilities Revenue,
                       (YMCA Greater NY Project), 6.000% due 8/1/07                 543,125
                     Onondaga County, NY IDA:
   425,000  AAA        Iroquois Nursing Home, Series A, FHA-Insured,
                         4.500% due 2/1/09                                          420,219
   605,000  A          Syracuse Home Association Project, 5.000% due 12/1/13        578,531
 1,000,000  A        Syracuse Industrial Development Agency,
                       Civic Facilities Revenue, (Crouse Health Inc. Project),
                       5.000% due 1/1/10                                            987,500
                     Westchester County IDA:
 1,000,000  AAA        Resource Recovery Revenue, (Westchester Resco Co.
                         Project), AMBAC-Insured, 6.000% due 7/1/09 (c)           1,098,750
   790,000  NR         Revenue Bonds, (AGR Realty Co. Project),
                         5.750% due 1/1/02                                          807,775
-------------------------------------------------------------------------------------------
                                                                                  4,976,919
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                       SECURITY                               VALUE
===========================================================================================
Life Care Systems -- 2.1%
$  750,000  AA       New York State Dormitory Authority Revenue,
                       Hebrew Home for the Aged, FHA-Insured,
                       5.625% due 2/1/17                                       $    787,500
   610,000  AA       Oswego County Industrial Development Agency,
                       Civic Facility Revenue, (Seneca Hill Project), Series A,
                       FHA-Insured, 5.550% due 8/1/22                               613,813
-------------------------------------------------------------------------------------------
                                                                                  1,401,313
-------------------------------------------------------------------------------------------
Miscellaneous -- 2.8%
   500,000  A        Capital District Youth Center Lease Revenue,
                       LOC Key Bank, 6.000% due 2/1/17                              516,250
   200,000  VMIG 1*  New York State Job Development Authority,
                       State Guaranteed, 3.300% due 3/1/03 (e)                      200,000
                     New York State Municipal Bond Bank Agency,
                       Special Program Revenue, Series A:
   925,000  BBB+         Buffalo, 6.500% due 3/15/00                                943,592
   250,000  AAA          Rochester, 6.300% due 3/15/00                              255,778
-------------------------------------------------------------------------------------------
                                                                                  1,915,620
-------------------------------------------------------------------------------------------
Pollution Control --  5.1%
   750,000  A3*      Essex County Industrial Development Agency, PCR,
                       5.700% due 7/1/16                                            775,312
 1,300,000  P-1*     New York State Energy Research & Development
                       Authority, PCR, Niagara Mohawk Power Corp.,
                       Series B, 3.400% due 12/1/25 (e)                           1,300,000
                     New York State Environmental Facilities Corp., PCR:
    55,000  Baa1*      Resource Recovery Revenue, (Huntington Project),
                         7.375% due 10/1/99 (c)                                      55,577
   500,000  AAA        Series A, 5.950% due 3/15/02                                 527,500
   800,000  Baa3*    Oneida-Herkimer Solid Waste Management Authority,
                       6.300% due 4/1/01                                            835,000
-------------------------------------------------------------------------------------------
                                                                                  3,493,389
-------------------------------------------------------------------------------------------
Pre-Refunded(d) -- 0.4%
   240,000  AAA      New York, Series D, (Call 2/1/02 @ 101.5),
                       7.700% due 2/1/11                                            266,400
-------------------------------------------------------------------------------------------
Public Facilities -- 0.9%
   600,000  AAA     Puerto Rico Public Buildings Authority, Public Education
                       and Health Facilities Refunding, Series K, FGIC-Insured,
                       6.000% due 7/1/01                                            627,750
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity New York Municipals Fund                   11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                       SECURITY                               VALUE
===========================================================================================
Transportation -- 14.5%
$  560,000  BBB      Guam Transportation Authority Revenue,
                       Series A, 5.700% due 10/1/01                            $    576,800
   670,000  AAA      Islip Airport Improvement, Series B, FSA-Insured,
                       5.000% due 1/15/12 (c)                                       670,837
 2,500,000  AAA      Metropolitan Transportation Authority, New York
                       Dedicated Tax Fund, Series A, FSA-Insured,
                       5.250% due 4/1/10                                          2,609,375
   200,000  BBB+     Metropolitan Transportation Authority, New York
                       Service Contract, Transit Facilities, Series 5,
                       6.250% due 7/1/99                                            200,448
 1,000,000  BBB+     New York State Thruway Authority, Service Contract,
                       Local Highway and Bridges, 6.000% due 4/1/02               1,050,000
   600,000  AAA      Niagara Falls Bridge Commission Toll Revenue,
                       Series B, FGIC-Insured, 5.250% due 10/1/15                   621,000
 1,820,000  AAA      Niagara Frontier Transportation Authority,
                       Greater Buffalo International Airport, Series B,
                       AMBAC-Insured, 5.750% due 4/1/04 (c)                       1,869,522
 1,000,000  NR       Port Authority of New York & New Jersey,
                       Revenue Bonds, 6.750% due 10/1/11 (c)                      1,097,500
   670,000  Baa1*    Syracuse COP, Hancock International Airport,
                       6.300% due 1/1/02 (c)                                        704,338
   500,000  AAA      Triborough Bridge & Tunnel Authority, Special
                       Obligation Refunding, Series A, MBIA-Insured, 6.100% due
                       1/1/00                                                       507,730
-------------------------------------------------------------------------------------------
                                                                                  9,907,550
-------------------------------------------------------------------------------------------
Utilities -- 3.0%
                     Long Island Power Authority, Electric System Revenue:
   500,000  AAA        MBIA-Insured, 5.125% due 4/1/12                              510,625
 1,300,000  A-1+       Sub-Series 5, 3.300% due 5/1/33 (e)                        1,300,000
   250,000  AAA      New York State Power Authority Revenue & General
                       Purpose, Series Z, (Escrowed to maturity with
                       U.S. government securities), 5.850% due 1/1/00               253,640
-------------------------------------------------------------------------------------------
                                                                                  2,064,265
-------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                       SECURITY                               VALUE
===========================================================================================
Water & Sewer -- 8.0%
                     New York City Municipal Water Financing Authority,
                       Water & Sewer System Revenue:
$2,500,000  AAA          Series B, FSA-Insured, 5.250% due 6/15/10             $  2,609,375
   300,000  A-1+         Series G, FGIC-Insured, 3.300% due 6/15/24 (e)             300,000
 1,390,000  AAA      Suffolk County Southwest Sewer District GO,
                       MBIA-Insured, 6.000% due 2/1/07                            1,527,263
 1,000,000  AAA      Suffolk County Water Authority, Waterworks Revenue,
                       MBIA-Insured, 5.100% due 6/1/09                            1,043,750
-------------------------------------------------------------------------------------------
                                                                                  5,480,388
-------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100%
                     (Cost -- $66,432,571**)                                   $68,341,548
===========================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*) are rated by Moody's Investors Service, Inc.
(b)   Security is segregated by Custodian for open purchase commitment.
(c) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(d) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the investment adviser to be triple-A rated even if the issuer has not applied for new ratings.
(e) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 14 and 15 for definition of ratings and certain security descriptions.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity New York Municipals Fund                   13

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA" have the highest rating assigned by Standard &
            Poor's. Capacity to pay interest and repay principal is extremely strong.

AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa      -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa       -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A        -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa      -- Bonds rated "Baa" are considered as medium grade obligations,
            i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba       -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B        -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited) (continued)
--------------------------------------------------------------------------------

Fitch IBCA, Inc. ("Fitch") -- Ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major ratings categories.

A        -- Bonds which are rated "A" are considered to be investment grade and of high quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt or preferred securities with higher ratings.

BBB      -- Bonds which are rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds or preferred will fall below investment grade is higher than for securities with higher ratings.

NR       -- Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

VMIG 1   -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1      -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG-1 rating.

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

ABAG    -- Association of Bay Area Governments
AIG     -- American International Guaranty
AMBAC   -- American Municipal Bond Assurance Corporation
BIG     -- Bond Investors Guaranty
CGIC    -- Capital Guaranty Insurance Company
COP     -- Certificate of Participation
EDA     -- Economic Development Authority
FGIC    -- Financial Guaranty Insurance Company
FHA     -- Federal Housing Administration
FHLMC   -- Federal Home Loan Mortgage Corporation
FLAIRS  -- Floating Adjustable Interest Rate Securities
FNMA    -- Federal National Mortgage Association
FSA     -- Financial Security Assurance
GIC     -- Guaranteed Investment Contract
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Authority
IDB     -- Industrial Development Board
IDR     -- Industrial Development Revenue
INFLOS  -- Inverse Floaters
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Investors Assurance Corporation
MVRICS  -- Municipal Variable Rate Inverse Coupon Security
PCR     -- Pollution Control Revenue
RIBS    -- Residual Interest Bonds
VA      -- Veterans Administration
VRDD    -- Variable Rate Daily Demand
VRWE    -- Variable Rate Wednesday Demand


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity New York Municipals Fund                  15

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                     May 31, 1999
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost -- $66,432,571)                       $68,341,548
  Interest receivable                                                   976,338
  Receivable for Fund shares sold                                       494,590
--------------------------------------------------------------------------------
  Total Assets                                                       69,812,476
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                    2,615,450
  Dividends payable                                                     242,028
  Payable to bank                                                        31,300
  Investment advisory fees payable                                       20,950
  Administrative fees payable                                            13,967
  Distribution fees payable                                                 923
  Accrued expenses                                                       46,643
--------------------------------------------------------------------------------
  Total Liabilities                                                   2,971,261
--------------------------------------------------------------------------------
Total Net Assets                                                    $66,841,215
================================================================================
NET ASSETS:
  Par value of shares of beneficial interest                        $     7,788
  Capital paid in excess of par value                                66,190,350
  Overdistributed net investment income                                 (28,515)
  Accumulated net realized loss from security transactions           (1,237,385)
  Net unrealized appreciation of investments                          1,908,977
--------------------------------------------------------------------------------
Total Net Assets                                                    $66,841,215
--------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                             7,125,697
  ------------------------------------------------------------------------------
  Class L                                                               662,431
  ------------------------------------------------------------------------------
Net Asset Value:
  Class A                                                                 $8.58
  ------------------------------------------------------------------------------
  Class L*                                                                $8.58
  ------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 2.04% of net asset value per share)       $8.76
--------------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value per share)       $8.67
================================================================================

* Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1999

INVESTMENT INCOME:
   Interest                                                          $1,545,441
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 2)                                     90,875
   Administration fees (Note 2)                                          60,583
   Distribution fees (Note 2)                                            50,477
   Shareholder and system servicing fees                                 17,184
   Trustees' fees                                                        16,038
   Registration fees                                                     15,215
   Shareholder communications                                            14,714
   Audit and legal                                                       12,262
   Pricing service fees                                                   4,708
   Custody                                                                1,548
   Other                                                                  1,808
--------------------------------------------------------------------------------
   Total Expenses                                                       285,412
   Less: Investment advisory and administration fee waivers
          (Note 2)                                                      (48,946)
--------------------------------------------------------------------------------
   Net Expenses                                                         236,466
--------------------------------------------------------------------------------
Net Investment Income                                                 1,308,975
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 5):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                              3,855,484
     Cost of securities sold                                          3,823,897
--------------------------------------------------------------------------------
   Net Realized Gain                                                     31,587
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of period                                              3,231,584
     End of period                                                    1,908,977
--------------------------------------------------------------------------------
   Decrease in Net Unrealized Appreciation                           (1,322,607)
--------------------------------------------------------------------------------
Net Loss on Investments                                              (1,291,020)
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                                  $17,955
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity New York Municipals Fund                   17

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1999 (unaudited) and the Year Ended November 30, 1998

                                                        1999            1998
================================================================================
OPERATIONS:
   Net investment income                           $ 1,308,975      $ 2,453,059
   Net realized gain                                    31,587          225,219
   Increase (decrease) in net
     unrealized appreciation                        (1,322,607)         913,904
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations               17,955        3,592,182
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 3):
   Net investment income                            (1,332,145)      (2,444,832)
   In excess of net investment income                       --           (2,540)
--------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distributions to Shareholders                  (1,332,145)      (2,447,372)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
   Net proceeds from sale of shares                 12,053,659       14,963,416
   Net asset value of shares issued for
     reinvestment of dividends                         746,275        1,698,753
   Cost of shares reacquired                        (3,515,384)      (9,977,772)
--------------------------------------------------------------------------------
   Increase in Net Assets From
     Fund Share Transactions                         9,284,550        6,684,397
--------------------------------------------------------------------------------
Increase in Net Assets                               7,970,360        7,829,207

NET ASSETS:
   Beginning of period                              58,870,855       51,041,648
--------------------------------------------------------------------------------
   End of period*                                  $66,841,215      $58,870,855
================================================================================
* Includes overdistributed net investment
    income of:                                        $(28,515)         $(5,345)
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Intermediate Maturity New York Municipals Fund ("Fund") is a separate non-diversified investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of this Fund and four other separate investment funds:
Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund and Smith Barney Mid Cap Blend Fund. The financial statements and financial highlights for the other funds are presented in separate semi-annual reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on the trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method;
(e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to the Fund and each class; investment advisory fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At November 30, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, for a portion of overdistributed net investment income amounting to $2,540 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity New York Municipals Fund                   19

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. This fee is calculated daily and paid monthly. For the six months ended May 31, 1999, SSBC waived $29,368 of its investment advisory fee.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at the annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly. For the six months ended May 31, 1999, SSBC waived $19,578 of its administration fee.

CFBDS, Inc. acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

Class L shares are being sold at net asset value plus a maximum initial sales charge of 1.00%. Class L shares also have a 1.00% contingent deferred sales charge ("CDSC"), which applies if redemption occurs within the first year of purchase.

For the six months ended May 31, 1999, SSB received sales charges of $86,000 and $17,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to SSB were approximately $1,000 for Class A shares.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A and L shares, calculated at the annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class L shares calculated at the annual rate of 0.20% of the average daily net assets. For the six months ended May 31, 1999, total Distribution Plan fees incurred were:

                                                        Class A       Class L
================================================================================
Distribution Plan Fees                                  $41,658        $8,819
================================================================================

All officers and one Trustee of the Fund are employees of SSB.


--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Fund Concentration

Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risk, associated with economic, political or legal developments or industrial or regional matters specifically affecting New York.

5. Investments

For the six months ended May 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $12,328,881
--------------------------------------------------------------------------------
Sales                                                                  3,855,484
================================================================================

At May 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                        $2,142,925
Gross unrealized depreciation                                          (233,948)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,908,977
================================================================================

6. Capital Loss Carryforward

At November 30, 1998, the Fund had, for Federal income tax purposes, approximately $1,269,000 of loss carryforwards available to offset any future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and year of the expiration for each carryforward loss is indicated below:

                                      2002           2003          2004
================================================================================
Carryforward Amounts                $856,000       $337,000       $76,000
================================================================================


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity New York Municipals Fund                   21

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

7. Shares of Beneficial Interest

At May 31, 1999, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Effective June 12, 1998, the Fund adopted the renaming of existing Class C shares as Class L shares.

At May 31, 1999, total paid-in capital amounted to the following for each class:

                                                        Class A        Class L
================================================================================
Total Paid-in Capital                                 $60,496,935    $5,701,203
================================================================================

Transactions in shares of each class were as follows:

                                        Six Months Ended                  Year Ended
                                          May 31, 1999                 November 30, 1998
                                   -------------------------       -------------------------
                                    Shares         Amount           Shares         Amount
============================================================================================
Class A
Shares sold                        1,179,225     $10,273,662       1,430,450     $12,454,137
Shares issued on reinvestment         78,134         681,840         183,973       1,597,366
Shares reacquired                   (368,907)     (3,220,991)     (1,065,095)     (9,271,847)
--------------------------------------------------------------------------------------------
Net Increase                         888,452      $7,734,511         549,328      $4,779,656
============================================================================================
Class L*
Shares sold                          203,861      $1,779,997         288,386      $2,509,279
Shares issued on reinvestment          7,388          64,435          11,668         101,387
Shares reacquired                    (33,830)       (294,393)        (81,355)       (705,925)
--------------------------------------------------------------------------------------------
Net Increase                         177,419      $1,550,039         218,699      $1,904,741
============================================================================================

* On June 12, 1998, Class C shares were renamed as Class L shares.


--------------------------------------------------------------------------------
22                   Smith Barney Intermediate Maturity New York Municipals Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended November 30, except where noted:

Class A Shares                      1999(1)(2)      1998        1997        1996        1995       1994
=========================================================================================================
Net Asset Value,
  Beginning of Period                 $8.76         $8.57       $8.47       $8.48       $7.80      $8.54
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (3)            0.19          0.40        0.41        0.41        0.41       0.40
  Net realized and unrealized
    gain (loss)                       (0.18)         0.19        0.10       (0.01)       0.68      (0.72)
---------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                      0.01          0.59        0.51        0.40        1.09      (0.32)
---------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income               (0.19)        (0.40)      (0.41)      (0.41)      (0.41)     (0.40)
  Net realized gains                     --            --          --          --          --      (0.02)
---------------------------------------------------------------------------------------------------------
Total Distributions                   (0.19)        (0.40)      (0.41)      (0.41)      (0.41)     (0.42)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                       $8.58         $8.76       $8.57       $8.47       $8.48      $7.80
---------------------------------------------------------------------------------------------------------
Total Return                           0.06%++       7.01%       6.23%       4.85%      14.31%     (3.97)%
---------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)              $61,157       $54,624     $48,759     $49,355     $52,568    $62,090
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (3)                         0.76%+        0.70%       0.67%       0.66%       0.65%      0.65%
  Net investment income                4.33+         4.59        4.83        4.86        5.01       4.77
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                   6%           53%         52%         67%         --         68%
=========================================================================================================

(1)   For the six months ended May 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the average shares method.
(3) The investment adviser has waived all or part of its fees for the six months ended May 31, 1999, and the five years ended November 30, 1998. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                    Per Share Decreases to                          Expense Ratios
                    Net Investment Income                        Without Fee Waivers
           ---------------------------------------    ----------------------------------------
           1999   1998   1997   1996   1995   1994    1999    1998   1997   1996   1995   1994
           ----   ----   ----   ----   ----   ----    ----    ----   ----   ----   ----   ----
Class A   $0.01  $0.02  $0.03  $0.04  $0.03  $0.03    0.93%+  0.89%  0.98%  1.08%  0.97%  0.98%

++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity New York Municipals Fund                   23

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended November 30, except where noted:

Class L Shares                           1999(1)(2)     1998(3)      1997        1996    1995(4)
===================================================================================================
Net Asset Value, Beginning of Period       $8.76         $8.57       $8.47       $8.48     $7.87
---------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (5)                 0.18          0.38        0.39        0.39      0.38
  Net realized and unrealized
    gain (loss)                            (0.18)         0.19        0.10       (0.01)     0.61
---------------------------------------------------------------------------------------------------
Total Income From Operations                  --          0.57        0.49        0.38      0.99
---------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                    (0.18)        (0.38)      (0.39)      (0.39)    (0.38)
---------------------------------------------------------------------------------------------------
Total Distributions                        (0.18)        (0.38)      (0.39)      (0.39)    (0.38)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $8.58         $8.76       $8.57       $8.47     $8.48
---------------------------------------------------------------------------------------------------
Total Return                               (0.04)%++      6.79%       6.00%       4.64%    13.01%++
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $5,684        $4,247      $2,283      $1,192      $393
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (5)                              0.96%+        0.89%       0.89%       0.88%     0.86%+
  Net investment income                     4.15+         4.38        4.61        4.64      4.74+
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        6%           53%         52%         67%       --
===================================================================================================

(1)   For the six months ended May 31, 1999 (unaudited).
(2)   Per share amounts have been calculated using the average shares method.
(3)   On June 12, 1998, Class C shares were renamed Class L shares.
(4)   For the period from December 5, 1994 (inception date) to November 30,
      1995.
(5) The investment adviser has waived all or part of its fees for the six months ended May 31, 1999, the three years ended November 30, 1998 and the period ended November 30, 1995. If such fees were not waived, the per share effect on net investment income and expense ratios would have been as follows:

                Per Share Decreases to                 Expense Ratios
                Net Investment Income               Without Fee Waivers
          --------------------------------   ---------------------------------
          1999   1998   1997   1996   1995   1999    1998   1997   1996   1995
          ----   ----   ----   ----   ----   ----    ----   ----   ----   ----
Class L  $0.01  $0.01  $0.03  $0.02  $0.03   1.12%+  1.09%  1.20%  1.30%  1.19%+

++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------
24                                       1999 Semi-Annual Report to Shareholders

                                                            SALOMON SMITH BARNEY
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

Trustees

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

James J. Crisona, Emeritus


Officers

Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Investment Trust -- Smith Barney Intermediate Maturity New York Municipals Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Intermediate Maturity
New York Municipals Fund
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD2401 7/99

                                     [PHOTO]

[PHOTO]                           Smith Barney
                                  Mid Cap
                                  Blend Fund

                                  ----------------------------
                                  SEMI-ANNUAL REPORT
                                  ----------------------------

                                  May 31, 1999

                                  Smith Barney Mutual Funds

Smith Barney
Mid Cap Blend Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Smith Barney Mid Cap Blend Fund seeks long-term growth of capital by investing, primarily in equity securities of medium-sized companies. Medium-sized companies are those whose market capitalization is within the market capitalization range of companies in the S&P Midcap Index at the time of the Fund's investment.

Smith Barney Mid Cap Blend Fund
Average Annual Total Returns
May 31, 1999

                                            Without Sales Charges(1)
                                   ---------------------------------------------
                                   Class A           Class B           Class L
================================================================================
Six-Month++                         20.52%            20.15%            20.15%
--------------------------------------------------------------------------------
Since Inception+ ++                 44.09             43.33             43.33
================================================================================

                                                With Sales Charges(2)
                                   ---------------------------------------------
                                   Class A            Class B           Class L

================================================================================
Six-Month++                         14.47%             15.15%            17.92%
--------------------------------------------------------------------------------
Since Inception+ ++                 36.89              38.33             40.84
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase. All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+     Inception date for Class A, B and L shares is September 1, 1998.

++ Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
FUND HIGHLIGHT
--------------------------------------------------------------------------------

There are a number of ways for mid-cap stocks to be rewarding for investors in this type of environment. We look for increasing institutional ownership, greater Wall Street coverage and more merger and acquisition activity to play key roles in driving mid-cap stock performance going forward. In fact, since the Fund's inception, we have already seen evidence of these conditions in some of the portfolio's holdings. There have been new "buy" recommendations on roughly 57 stocks held in the portfolio by over 100 analysts. As of this writing, the portfolio has also had approximately 11% of its holdings acquired or in the process of being acquired by larger corporations. We expect these positive trends for mid-cap stocks to continue for the foreseeable future.

--------------------------------------------------------------------------------
NASDAQ SYMBOL
--------------------------------------------------------------------------------

               Class A                                SBMAX
               Class B                                SBMDX
               Class L                                SBMLX

--------------------------------------------------------------------------------
WHAT'S INSIDE
--------------------------------------------------------------------------------

Shareholder Letter ............................................................1

Historical Performance.........................................................4

Smith Barney Mid Cap Blend Fund
    at a Glance................................................................6

Schedule of Investments........................................................7

Statement of Assets and Liabilities...........................................11

Statement of Operations.......................................................12

Statements of Changes in Net Assets...........................................13

Notes to Financial Statements.................................................14

Financial Highlights..........................................................18

--------------------------------------------------------------------------------
Shareholder Letter
--------------------------------------------------------------------------------

[PHOTO]                          [PHOTO]

HEATH B.                         LAWRENCE
MCLENDON                         WEISSMAN

Chairman                         Vice President and
                                 Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Mid Cap Blend Fund ("Fund") for the period ended May 31, 1999. We hope you find this report to be useful and informative. In this report we have summarized the period's prevailing economic and market conditions and outlined our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

A Style Pure Fund

The Mid Cap Blend Fund is a Style Pure Fund. Style Pure Series mutual funds are Smith Barney Mutual Funds that are the basic building blocks of asset allocation. Other than for responding to extraordinary market conditions, each Style Pure Fund is fully invested within its designated asset classes and its designated investment style.

Performance Update

We are proud to report that for the six months ended May 31, 1999, the Class A, B and L shares of the Mid Cap Blend Fund generated a total return excluding sales charges of 20.52%, 20.15% and 20.15%, respectively. In comparison, the S&P 400 Midcap Index posted a total return of 12.99% during the same period.

Market Update

The Fund commenced operations on September 1, 1998. Since then, we have continued to build what we believe is a portfolio of high quality, well-positioned companies at extremely attractive valuations. Conceptually, we are trying to take advantage of the tremendous valuation gap between large- and middle-capitalization companies without taking on a lot of undue risk. To accomplish this, we have followed an investment approach that focuses on companies with competitive advantages and excellent market positions. In our view, many of these companies are leaders in their respective fields and are poised to leverage and exploit current growth opportunities. In the companies under consideration, we look for consistency of growth, good management, positive cash flow and high return on equity ("ROE") as factors in determining whether or not to invest.

Because large-capitalization stocks have outperformed middle-capitalization stocks since the beginning of 1994, the relative valuations of middle-capitalization companies are better than they have been since 1990. However, the valuation discrepancy between large-caps and mid-caps is now accompanied by relative earnings momentum for mid-caps that has not been there in the past. To us, this suggests possible near-term outperformance for many mid-cap stocks. Indeed, over the last few months, mid-cap stocks have begun to outperform large-cap ones and we expect this trend to continue in the coming months.

There are a number of ways for mid-cap stocks to be rewarding for investors under these types of market conditions. We look for increasing institutional ownership, greater Wall Street coverage and more merger and acquisition activity to play key roles in driving mid-cap stock performance going forward. In fact, since the Fund's inception, we have already seen evidence of these conditions in some of the


--------------------------------------------------------------------------------
Smith Barney Mid Cap Blend Fund                                                1
portfolio's holdings. Since September 1, 1998 ("inception date"), we have had new "buy" recommendations on roughly 57 stocks held in the portfolio by more than 100 analysts. As of this writing, the portfolio has also had approximately 11% of its names acquired or in the process of being acquired by larger corporations, and more than 8% have been added to the S&P 500 Index. We expect these positive trends for mid-cap stocks to continue for the foreseeable future. Recently, the global economy has shown evidence of increasing strength that caused a shift in investor sentiment toward value stocks and away from growth stocks. Part of this market rotation occurred in deep value, commodity-sensitive companies, which are not expected to exhibit sustainable growth. A shift toward these types of companies tends to be short-lived, occurring during periods of high valuation divergence. We believe that there may continue to be a focus on cyclical stocks. We are therefore selectively adding growth companies in cyclical industries with strong fundamentals and solid management (i.e., Vulcan Materials, which is positioned to benefit over the next five years from increased spending on highway construction). Our focus continues to be high quality growth companies that we believe will exhibit consistent and sustainable growth over the long term.

Investment Strategy and Portfolio Update

As its name implies, the Mid Cap Blend Fund blends growth and value investment styles in an effort to provide our shareholders with consistent returns. (Growth investing typically focuses on the stocks of companies with rapidly rising earnings and profitability with the expectation of above average long-term growth. Value investing attempts to identify companies that are perhaps growing more slowly but whose valuation may be below average relative to earnings and/or assets.)

We believe that mid-cap stocks present one of the best trade-offs possible. In a sense, shareholders are getting the best of both worlds -- potentially less relative risk than small-cap stocks and potentially more relative value than large-cap stocks. Moreover, by investing in the Fund, you are participating in companies that fall slightly below the radar screen of the investment community yet still have established track records. In fact, we make a conscious effort to find those companies that are about to be discovered by Wall Street.

We look to form a relationship with the management of those companies we are considering adding to the portfolio. We find that the more research we conduct on a particular company, the better chance we have of finding quality companies with undervalued stock prices.

We generally plan to be long-term owners of the majority of the companies we own. If we are buying quality companies that continue to grow, there is really no need to sell. We usually have only three reasons for selling a stock. The first is a change in the fundamentals. It is possible that the company's niche isn't as protected as it once was, or they are heading in a different direction and diluting the value of their franchise. A second reason is that a stock, in our opinion, is grossly overvalued. We will either sell or reduce positions that begin to reach extraordinary valuations. Our final reason for selling is that we simply have found another company that we believe is a better value for the Fund's portfolio.

At this time, the Fund's portfolio is comprised of 85 stocks representing 76% of the net assets. Roughly 18% of the portfolio is in mid cap stock index futures and 5% is held temporarily as cash equivalents. We expect to see the percentage of the Fund's assets held in stock index futures to be reduced over time as we try to take advantage of short-term price swings by purchasing our favored stocks at opportune times. We expect that the number of holdings in the Fund's portfolio will remain at about the current level over time.

The average capitalization of stocks held in the Fund's portfolio is approximately $5 billion with the


--------------------------------------------------------------------------------
2                                       1999 Semi-Annual Report to Shareholders
top ten names representing about 19.3% of net assets. The average P/E for the portfolio is approximately equal to that of the S&P 500 Index ("Index"). However, the expected earnings growth rate of the companies in our portfolio is more than twice that of the index. (A P/E shows the relationship between a stock's price and the company's earnings for the last four quarters.) As for sector weightings versus the Index, we are overweighted in commercial services, consumer services, and health services and underweighted in process industries and utilities, because these two sectors do not meet our requirements for growth.

New to our top-ten list are: AES Corp., which is the world's largest independent power producer; Harley Davidson, a highly respected manufacturers of motorcycles; and Premier Parks, the number one regional theme park operator that acquires and improves the cash flow of undercapitalized and under managed amusement parks. Ambac Financial, a leading bond insurer, Annuity & Life Re, the first Bermuda-based annuity and life re-insurance company, and Imax Corp., which designs and distributes advanced movie projection and sound systems to theaters worldwide, have returned to the top-ten list.

Network Associates, a leading vendor of anti-virus and network management software fell out of the top ten. We reduced our position in the company due to extensions in their sales cycle and higher inventory costs.

In closing, thank you for investing in the Smith Barney Mid Cap Blend Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon                         /s/ Lawrence Weissman

Heath B. McLendon                             Lawrence Weissman, CFA
Chairman                                      Vice President and
                                              Investment Officer

July 13, 1999

--------------------------------------------------------------------------------
Top Ten Holdings+                                             As of May 31, 1999
--------------------------------------------------------------------------------

  1.  Outdoor Systems, Inc.                                                2.8%
--------------------------------------------------------------------------------
  2.  Annuity and Life & Re Holdings, Ltd.                                 2.8
--------------------------------------------------------------------------------
  3.  Premier Parks Inc.                                                   2.7
--------------------------------------------------------------------------------
  4.  AES Corp.                                                            2.6
--------------------------------------------------------------------------------
  5.  Imax Corp.                                                           2.5
--------------------------------------------------------------------------------
  6.  Ambac Financial Group, Inc.                                          2.5
--------------------------------------------------------------------------------
  7.  Valassis Communications, Inc.                                        2.4
--------------------------------------------------------------------------------
  8.  Best Buy Co., Inc.                                                   2.3
--------------------------------------------------------------------------------
  9.  Sepracor Inc.                                                        2.3
--------------------------------------------------------------------------------
  10. Harley-Davidson, Inc.                                                2.3
--------------------------------------------------------------------------------

+ As a percentage of total common stock.


--------------------------------------------------------------------------------
Smith Barney Mid Cap Blend Fund                                                3

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                       Net Asset Value
                     --------------------
                     Beginning     End      Income    Capital Gain     Total
Period Ended         of Period  of Period  Dividends  Distributions  Returns(1)+
================================================================================
5/31/99                $13.63     $16.42     $0.01       $0.00         20.52%
--------------------------------------------------------------------------------
Inception* -- 11/30/98  11.40      13.63      0.00        0.00         19.56
================================================================================
  Total                                      $0.01       $0.00
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                       Net Asset Value
                     --------------------
                     Beginning     End      Income    Capital Gain     Total
Period Ended         of Period  of Period  Dividends  Distributions  Returns(1)+
================================================================================
5/31/99                $13.60     $16.34     $0.00       $0.00         20.15%
--------------------------------------------------------------------------------
Inception* -- 11/30/98  11.40      13.60      0.00        0.00         19.30
================================================================================
  Total                                      $0.00       $0.00
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                       Net Asset Value
                     -------------------
                     Beginning     End      Income    Capital Gain     Total
Period Ended         of Period  of Period  Dividends  Distributions  Returns(1)+
================================================================================
5/31/99                $13.60     $16.34     $0.00       $0.00         20.15%
--------------------------------------------------------------------------------
Inception* -- 11/30/98  11.40      13.60      0.00        0.00         19.30
================================================================================
  Total                                      $0.00       $0.00
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                       Net Asset Value
                     -------------------
                     Beginning     End      Income    Capital Gain     Total
Period Ended         of Period  of Period  Dividends  Distributions  Return(1)+
================================================================================
Inception* -- 5/31/99  $13.65     $16.43     $0.01       $0.00         20.44%
================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns+
--------------------------------------------------------------------------------

                                              Without Sales Charges(1)
                                     -------------------------------------------
                                     Class A     Class B     Class L     Class Y
================================================================================
Six Months Ended 5/31/99              20.52%      20.15%      20.15%       N/A
--------------------------------------------------------------------------------
Inception* through 5/31/99            44.09       43.33       43.33       20.44%
================================================================================

                                                With Sales Charges(2)
                                     -------------------------------------------
                                     Class A     Class B     Class L     Class Y
================================================================================
Six Months Ended 5/31/99              14.47%      15.15%      17.92%       N/A
--------------------------------------------------------------------------------
Inception* through 5/31/99            36.89       38.33       40.84       20.44%
================================================================================


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                       Without Sales Charges(1)
================================================================================
Class A (Inception* through 5/31/99)                            44.09%
--------------------------------------------------------------------------------
Class B (Inception* through 5/31/99)                            43.33
--------------------------------------------------------------------------------
Class L (Inception* through 5/31/99)                            43.33
--------------------------------------------------------------------------------
Class Y (Inception* through 5/31/99)                            20.44
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

* Inception date for Class A, B and L shares is September 1, 1998 and for Class Y shares is December 3, 1998.

+ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
Smith Barney Mid Cap Blend Fund                                                5

--------------------------------------------------------------------------------
Smith Barney Mid Cap Blend Fund at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A, B and L Shares of the
Smith Barney Mid Cap Blend Fund vs. S&P 400 Midcap Index+
--------------------------------------------------------------------------------
                            September 1998--May 1999

                                  [LINE GRAPH]

                  Smith Barney     Smith Barney     Smith Barney
                  Mid Cap Blend    Mid Cap Blend    Mid Cap Blend      S&P 400
                  Fund-Class A     Fund-Class B     Fund-Class L    Midcap Index
--------------------------------------------------------------------------------

9/1/98                 9500            10000             9797           10000
9/30/98                9983            10000            10291           10933
10/31/98              10533            10570            10855           11910
11/30/98              11358            11430            11706           12505
12/31/98              13114            13272            13529           14015
1/31/99               13514            13675            13928           13470
2/28/99               12872            13009            13259           12764
3/31/99               13547            13693            13945           13122
4/30/99               14006            14167            14414           14156
5/31/99               13689            13833            14084           14218

+ The above chart represents a hypothetical illustration of $10,000 invested in Class A, B and L shares at inception on September 1, 1998, assuming deduction of the maximum 5.00% and 1.00% sales charge at the time of investment for Class A and L shares, respectively, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares and reinvestment of dividends and capital gains, if any, through May 31, 1999. The Standard & Poor's 400 Midcap Index ("S&P 400 Midcap") is a market-value weighted index, consisting of 400 domestic stocks chosen for market size liquidating and industry group representation. This index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other class may be greater or less than the Class A, B and L shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other class.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Industry Diversification of Common Stock*
--------------------------------------------------------------------------------

                                   [BAR GRAPH]

Broadcast Media                    7.3
Communications-Equipment           3.6
Computer Software                  7.3
Electronics-Instruments            3.4
Foods                              3.2
Health Care-Drugs                  5.7
Insurance-Life                     3.4
Investment Bankers-Brokers         5.5
Manufacturing                      4.1
Services-Advertising/Marketing     3.2
Other                             53.3

* As a percentage of total common stock.

Investment Breakdown**
--------------------------------------------------------------------------------

                                   [PIE CHART]

Repurchase Agreement        22.9%
Common Stock                77.1%

** As a percentage of total investments.


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                 May 31, 1999
--------------------------------------------------------------------------------

  SHARES                            SECURITY                             VALUE
================================================================================
COMMON STOCK -- 77.1%

Aerospace/Defense -- 2.2%
   45,000      Gulfstream Aerospace, Corp.                           $ 2,778,750
  410,200      Kroll-O'Gara Co.*                                       8,242,456
--------------------------------------------------------------------------------
                                                                      11,021,206
--------------------------------------------------------------------------------
Airlines -- 0.8%
  127,000      Southwest Airlines Co.                                  4,071,937
--------------------------------------------------------------------------------
Automobile Parts & Equipment -- 0.4%
   40,000      Lear Corp.*                                             1,967,500
--------------------------------------------------------------------------------
Automotive Aftermarket -- 1.7%
  167,600      Harley-Davidson, Inc.                                   8,558,075
--------------------------------------------------------------------------------
Banking -- 1.8%
   55,370      Commerce Bancorp, Inc.                                  2,228,643
  122,700      First Tennessee National Corp.                          5,053,706
   88,300      North Fork Bancorporation, Inc.                         1,881,894
--------------------------------------------------------------------------------
                                                                       9,164,243
--------------------------------------------------------------------------------
Broadcast Media -- 5.6%
   81,100      Cablevision Systems, Class A Shares*                    6,396,763
  149,300      Entercom Communications Corp.                           4,870,912
  436,300      Imax Corp.*                                             9,598,600
  115,900      TCA Cable TV, Inc.                                      6,562,837
--------------------------------------------------------------------------------
                                                                      27,429,112
--------------------------------------------------------------------------------
Chemicals - Diversified -- 0.3%
   65,000      Lyondell Chemical Co.                                   1,239,062
--------------------------------------------------------------------------------
Communications - Equipment -- 2.7%
   85,100      ADC Telecommunications, Inc.*                           4,159,263
  263,400      Valassis Communications, Inc.*                          9,169,612
--------------------------------------------------------------------------------
                                                                      13,328,875
--------------------------------------------------------------------------------
Computer Hardware -- 1.5%
   52,300      Lexmark International Group, Inc., Class A Shares*      7,119,337
--------------------------------------------------------------------------------
Computer Software -- 5.6%
   66,000      Citrix Systems, Inc.*                                   3,262,875
   43,050      Covad Communications Group*                             2,190,169
  142,000      Electronic Arts Inc.*                                   6,949,125
  223,150      Fiserv, Inc.*                                           8,368,125
   90,400      Mercury Interactive Corp.*                              2,971,900
   39,800      VERITAS Software Corp.*                                 3,512,350
--------------------------------------------------------------------------------
                                                                      27,254,544
--------------------------------------------------------------------------------
Consumer Sundries -- 0.4%
   65,000      Dial Corp.                                              2,031,250
--------------------------------------------------------------------------------
Electronics - Instruments -- 2.6%
  200,000      AES Corp.*                                              9,950,000
  100,000      Molex, Inc., Class A Shares                             2,681,250
--------------------------------------------------------------------------------
                                                                      12,631,250
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Mid Cap Blend Fund                                                7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

  SHARES                            SECURITY                             VALUE
================================================================================
Electronics - Semiconductors -- 1.9%
  105,400      Linear Technology Corp.                               $ 5,586,200
   80,000      Xilinx, Inc.*                                           3,555,000
--------------------------------------------------------------------------------
                                                                       9,141,200
--------------------------------------------------------------------------------
Entertainment -- 2.1%
  289,900      Premier Parks Inc.*                                    10,327,687
--------------------------------------------------------------------------------
Financial -- 2.0%
  164,000      Ambac Financial Group, Inc.                             9,563,250
--------------------------------------------------------------------------------
Foods -- 2.4%
  249,600      Keebler Foods Co.*                                      8,361,600
  146,800      Pepsi Bottling Group, Inc.                              3,403,925
--------------------------------------------------------------------------------
                                                                      11,765,525
--------------------------------------------------------------------------------
Hardware & Tools -- 0.9%
   69,900      Cintas Corp.                                            4,438,650
--------------------------------------------------------------------------------
Health Care - Drugs -- 4.4%
  108,300      Affymetrix, Inc.*                                       3,804,038
  110,200      ALZA Corp.*                                             3,932,763
  135,000      Sepracor Inc.+                                          8,606,250
  130,800      Watson Pharmaceuticals, Inc.*                           5,011,275
--------------------------------------------------------------------------------
                                                                      21,354,326
--------------------------------------------------------------------------------
Household Furniture & Apparel -- 1.0%
  140,100      Bed Bath & Beyond Inc.*                                 4,789,669
--------------------------------------------------------------------------------
Insurance - Life -- 2.6%
  409,400      Annuity and Life & Re Holdings, Ltd.                   10,542,050
   47,200      Nationwide Financial Services, Inc., Class A Shares     2,038,450
--------------------------------------------------------------------------------
                                                                      12,580,500
--------------------------------------------------------------------------------
Insurance - Property -- 1.9%
  183,100      ACE Ltd.                                                5,584,550
   28,000      Nac Reinsurance Corp.                                   1,527,750
   40,000      XL Capital, Ltd., Class A Shares                        2,432,500
--------------------------------------------------------------------------------
                                                                       9,544,800
--------------------------------------------------------------------------------
Internet Services -- 0.3%
    7,500      Silknet Software, Inc.                                    281,250
    6,000      TheStreet.Com, Inc.                                       214,500
   15,000      Verticalnet, Inc.                                       1,200,000
--------------------------------------------------------------------------------
                                                                       1,695,750
--------------------------------------------------------------------------------
Investment Bankers - Brokers -- 4.2%
   52,900      Capital One Financial Corp.                             7,971,369
  134,500      CIT Group, Inc., Class A Shares                         3,900,500
   57,000      Dun & Bradstreet Corp.                                  1,995,000
   54,000      E*TRADE Group, Inc.*                                    2,403,000
   43,550      Providian Financial Corp.                               4,178,078
--------------------------------------------------------------------------------
                                                                      20,447,947
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

  SHARES                            SECURITY                             VALUE
================================================================================
Manufacturing -- 3.1%
   81,000      Avery Dennison Corp.                                  $ 4,849,875
   87,800      Danaher Corp.                                           5,306,413
   52,200      Waters Corp.*                                           5,148,225
--------------------------------------------------------------------------------
                                                                      15,304,513
--------------------------------------------------------------------------------
Metals & Mining -- 0.6%
  100,000      Mueller Industries, Inc.*                               2,900,000
--------------------------------------------------------------------------------
Office Equipment/Supplies -- 0.7%
  165,000      Office Depot, Inc.*                                     3,444,375
--------------------------------------------------------------------------------
Oil - Domestic -- 0.9%
  119,600      Anadarko Petroleum Corp.                                4,485,000
--------------------------------------------------------------------------------
Oil & Gas Drilling & Equipment -- 1.7%
  139,200      Diamond Offshore Drilling, Inc.                         3,793,200
  178,200      Newfield Exploration Co.*                               4,521,825
--------------------------------------------------------------------------------
                                                                       8,315,025
--------------------------------------------------------------------------------
Oil Well Equipment & Services -- 0.5%
   71,600      Cooper Cameron Corp.*                                   2,591,025
--------------------------------------------------------------------------------
Pharmaceuticals -- 0.8%
   72,400      Elan Corp. plc, Sponsored ADR*                          3,909,600
--------------------------------------------------------------------------------
Real Estate Investment Trusts -- 1.1%
  379,500      IndyMac Mortgage Holdings, Inc.                         5,621,344
--------------------------------------------------------------------------------
Retail - Apparel -- 2.0%
   69,800      Abercrombie & Fitch Co., Class A Shares*                5,871,925
  104,400      Children's Place, Inc.*                                 4,065,075
--------------------------------------------------------------------------------
                                                                       9,937,000
--------------------------------------------------------------------------------
Retail - Drug Stores -- 0.7%
  100,600      Duane Reade Inc.*                                       3,206,625
--------------------------------------------------------------------------------
Retail - Specialty -- 1.9%
  189,400      Best Buy Co., Inc.*                                     8,617,700
    9,800      Etoys, Inc                                                593,513
--------------------------------------------------------------------------------
                                                                       9,211,213
--------------------------------------------------------------------------------
Savings & Loan -- 1.5%
  174,100      Countrywide Credit Industries, Inc.+                    7,159,863
--------------------------------------------------------------------------------
Services - Advertising/Marketing -- 2.5%
   30,000      Coinstar, Inc.*                                           654,375
    5,000      eBay Inc.                                                 885,937
  352,800      Outdoor Systems, Inc.*                                 10,561,950
--------------------------------------------------------------------------------
                                                                      12,102,262
--------------------------------------------------------------------------------
Services - Commercial & Construction -- 1.2%
   69,300      Ecolab, Inc.                                            2,945,250
   35,000      SPX Corp.*                                              2,716,875
--------------------------------------------------------------------------------
                                                                       5,662,125
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Mid Cap Blend Fund                                                9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

  SHARES                            SECURITY                             VALUE
================================================================================
Services - Computer Systems -- 2.3%
  151,650      FactSet Research Systems Inc.*                       $  6,483,037
   27,400      Intuit, Inc.*                                           2,229,675
   44,700      New Era of Networks, Inc.*                              1,989,150
   15,000      Xoom.Com, Inc.                                            690,000
--------------------------------------------------------------------------------
                                                                      11,391,862
--------------------------------------------------------------------------------
Specialized Services -- 1.4%
   14,000      CMG Information Services, Inc.*                         1,450,750
  119,300      Sun International Hotels Ltd.*                          5,271,569
--------------------------------------------------------------------------------
                                                                       6,722,319
--------------------------------------------------------------------------------
Telecommunications - Long Distance -- 1.8%
   27,500      COLT Telecom Group-Sponsored ADR*                       2,365,000
   89,500      L-3 Communications Holdings, Inc.*                      4,407,875
   10,000      Razorfish, Inc.                                           380,000
   56,500      Time Warner Telecom Inc.                                1,447,812
--------------------------------------------------------------------------------
                                                                       8,600,687
--------------------------------------------------------------------------------
Telephone -- 1.6%
  204,100      Century Telephone Enterprises, Inc.                     7,819,581
--------------------------------------------------------------------------------
Transportation - Railroad -- 0.7%
   61,000      Kansas City Southern Industries, Inc.                   3,431,250
--------------------------------------------------------------------------------
Trucking -- 0.8%
  222,700      Knightsbridge Tankers Ltd.                              4,008,600
--------------------------------------------------------------------------------
               TOTAL COMMON STOCK
               (Cost -- $331,135,119)                                377,289,964
================================================================================

  FACE
  AMOUNT                          SECURITY                               VALUE
================================================================================
REPURCHASE AGREEMENT -- 22.9%
$112,250,000   Morgan Stanley Dean Witter & Co., 4.800% due 6/1/99;
               Proceeds at maturity -- $112,309,867; (Fully
               collateralized by  U.S. Treasury Notes
               and Bonds, 5.625% to 7.500% due
               6/30/99 to  8/15/22; Market value -- $114,495,000)
               (Cost -- $112,250,000)                                112,250,000
================================================================================
               TOTAL INVESTMENTS -- 100%
               (Cost -- $443,385,119**)                             $489,539,964
================================================================================

*     Non-income producing security.

+ A portion of this security has been segregated by Custodian for futures contract commitments.

**    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                     May 31, 1999
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (Cost -- $331,135,119)                   $377,289,964
    Repurchase agreement, at value (Cost -- $112,250,000)           112,250,000
    Cash                                                                    455
    Receivable from broker - variation margin                           222,500
    Dividends and interest receivable                                   304,213
    Receivable for Fund shares sold                                   3,870,658
    Receivable for securities sold                                    1,578,461
--------------------------------------------------------------------------------
    Total Assets                                                    495,516,251
--------------------------------------------------------------------------------
LIABILITIES:
    Management fees payable                                             281,641
    Distribution fees payable                                            70,929
    Accrued expenses                                                    139,684
--------------------------------------------------------------------------------
    Total Liabilities                                                   492,254
--------------------------------------------------------------------------------
Total Net Assets                                                   $495,023,997
================================================================================
NET ASSETS:
    Par value of shares of beneficial interest                     $     30,238
    Capital paid in excess of par value                             422,651,164
    Accumulated net investment loss                                    (505,864)
    Accumulated net realized gain from security transactions
      and futures contracts                                          21,077,338
    Net unrealized appreciation of investments and futures
      contracts                                                      51,771,121
--------------------------------------------------------------------------------
Total Net Assets                                                   $495,023,997
================================================================================
Shares Outstanding:
    Class A                                                           5,754,399
    ----------------------------------------------------------------------------
    Class B                                                          11,103,966
    ----------------------------------------------------------------------------
    Class L                                                           7,292,535
    ----------------------------------------------------------------------------
    Class Y                                                           6,087,210
    ----------------------------------------------------------------------------
Net Asset Value:
    Class A (and redemption price)                                       $16.42
    ----------------------------------------------------------------------------
    Class B *                                                            $16.34
    ----------------------------------------------------------------------------
    Class L **                                                           $16.34
    ----------------------------------------------------------------------------
    Class Y (and redemption price)                                       $16.43
    ----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
    Class A (net asset value plus 5.26% of net asset value per share)    $17.28
    ----------------------------------------------------------------------------
    Class L (net asset value plus 1.01% of net asset value per share)    $16.51
================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within one year from initial purchase.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Mid Cap Blend Fund                                               11

--------------------------------------------------------------------------------
Statement of Operations (unaudited)        For the Six Months Ended May 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest                                                       $  1,339,993
    Dividends                                                           872,563
--------------------------------------------------------------------------------
    Total Investment Income                                           2,212,556
--------------------------------------------------------------------------------
EXPENSES:
    Management fees (Note 2)                                          1,342,523
    Distribution fees (Note 2)                                        1,101,185
    Registration fees                                                   117,000
    Shareholder and system servicing fees                                78,568
    Shareholder communications                                           25,000
    Audit and legal                                                      19,000
    Custody                                                              18,557
    Trustees' fees                                                       12,500
    Other                                                                 3,000
--------------------------------------------------------------------------------
    Total Expenses                                                    2,717,333
--------------------------------------------------------------------------------
Net Investment Loss                                                    (504,777)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 6):
    Realized Gain From:
      Security transactions (excluding short-term securities)        21,685,717
      Futures contracts                                               1,224,215
--------------------------------------------------------------------------------
    Net Realized Gain                                                22,909,932
--------------------------------------------------------------------------------
    Change in Net Unrealized Appreciation of Investments and
      Futures Contracts:
      Beginning of period                                            21,726,448
      End of period                                                  51,771,121
--------------------------------------------------------------------------------
    Increase in Net Unrealized Appreciation                          30,044,673
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                        52,954,605
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 52,449,828
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1999 (unaudited) and the Period Ended November 30, 1998

                                                                         1999          1998(a)
================================================================================================
OPERATIONS:
    Net investment income (loss)                                   $    (504,777)  $      58,310
    Net realized gain (loss)                                          22,909,932      (1,832,594)
    Increase in net unrealized appreciation                           30,044,673      21,726,448
------------------------------------------------------------------------------------------------
    Increase in Net Assets From Operations                            52,449,828      19,952,164
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                (76,688)             --
------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders             (76,688)             --
------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
   Net proceeds from sale of shares                                  374,130,955     134,103,020
   Net asset value of shares issued for reinvestment of dividends         18,263              --
   Cost of shares reacquired                                         (82,456,161)     (3,097,384)
------------------------------------------------------------------------------------------------
   Increase in Net Assets From Fund Share Transactions               291,693,057     131,005,636
------------------------------------------------------------------------------------------------
Increase in Net Assets                                               344,066,197     150,957,800

NET ASSETS:
   Beginning of period                                               150,957,800              --
------------------------------------------------------------------------------------------------
   End of period*                                                    495,023,997   $ 150,957,800
================================================================================================
*  Includes (accumulated net investment loss)
     undistributed net investment income of:                       $    (505,864)  $      75,601
================================================================================================

(a) For the period from September 1, 1998 (commencement of operations) to November 30, 1998.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Mid Cap Blend Fund                                               13

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Mid Cap Blend Fund ("Fund") is a separate diversified investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of this Fund and four other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund and Smith Barney S&P 500 Index Fund. The financial statements and financial highlights for the other funds are presented in separate semi-annual reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government and agency obligations are valued at the bid price. Investments in securities for which market quotations are not available are valued at fair value as determined in good faith by the Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At November 30, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, undistributed net investment income of $17,291 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Management Agreement and Other Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager to the Fund. The Fund pays SSBC a management fee calculated at an annual rate of 0.75% of the average daily net assets. This fee is calculated daily and paid monthly.

CFBDS, Inc. acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as members of the selling group.

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase.


--------------------------------------------------------------------------------
14                                      1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

For the six months ended May 31, 1999, SSB received sales charges of approximately $924,000 and $559,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                                                     Class B           Class L
================================================================================
CDSCs                                                $117,000           $16,000
================================================================================

Pursuant to a Distribution Plan the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended May 31, 1999, total Distribution Plan fees were as follows:

                                      Class A          Class B         Class L
================================================================================
Distribution Plan Fees                $84,283         $612,590        $404,312
================================================================================

All officers and one Director of the Fund are employees of SSB.

3. Investments

During the six months ended May 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $316,543,632
--------------------------------------------------------------------------------
Sales                                                               110,277,357
================================================================================

At May 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $60,103,630
Gross unrealized depreciation                                      (13,948,785)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $46,154,845
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At May 31, 1999, the Fund had no securities on loan.

6. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses


--------------------------------------------------------------------------------
Smith Barney Mid Cap Blend Fund                                               15

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At May 31, 1999, the Fund had the following open futures contracts.

                               Expiration    # of        Basis       Market     Unrealized
                               Month/Year  Contracts     Value        Value        Gain
==========================================================================================
Futures Contracts to Buy:
MIDCAP 400 Index                  6/99        445     $82,660,599  $88,276,875  $5,616,276
==========================================================================================

7. Options Contracts

Premiums paid when put or call options are purchased by the Fund represents investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At May 31, 1999, the Fund had no open purchased call or put option contracts.

When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When the written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of a loss if the market price of the underlying security declines.

During the six months ended May 31, 1999, the Fund did not write any options.


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

8. Shares of Beneficial Interest

At May 31, 1999, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares.

At May 31, 1999, total paid-in capital amounted to the following for each class:

                           Class A        Class B       Class L        Class Y
================================================================================
Total Paid-in Capital    $80,219,184   $155,570,346   $102,028,389   $84,863,483
================================================================================

Transactions in shares of each class were as follows:

                                   Six Months Ended               Period Ended
                                     May 31, 1999*             November 30, 1998**
                               --------------------------   -------------------------
                                 Shares         Amount        Shares        Amount
=====================================================================================
Class A
Shares sold                     7,341,404   $ 117,768,863    2,860,539   $ 33,790,943
Shares issued on reinvestment       1,200          18,263           --             --
Shares reacquired              (4,285,688)    (69,361,816)    (163,056)    (1,992,806)
-------------------------------------------------------------------------------------
Net Increase                    3,056,916   $  48,425,310    2,697,483   $ 31,798,137
=====================================================================================
Class B
Shares sold                     6,591,598   $ 104,581,821    5,137,470   $ 60,746,323
Shares issued on reinvestment          --              --           --             --
Shares reacquired                (571,714)     (9,115,897)     (53,388)      (634,079)
-------------------------------------------------------------------------------------
Net Increase                    6,019,884   $  95,465,924    5,084,082   $ 60,112,244
=====================================================================================
Class L
Shares sold                     4,230,344   $  66,916,788    3,350,388   $ 39,565,754
Shares issued on reinvestment          --              --           --             --
Shares reacquired                (249,503)     (3,978,448)     (38,694)      (470,499)
-------------------------------------------------------------------------------------
Net Increase                    3,980,841   $  62,938,340    3,311,694   $ 39,095,255
=====================================================================================
Class Y
Shares sold                     6,087,210   $  84,863,483           --             --
Shares issued on reinvestment          --              --           --             --
Shares reacquired                      --              --           --             --
-------------------------------------------------------------------------------------
Net Increase                    6,087,210   $  84,863,483           --             --
=====================================================================================

* For Class Y shares, transactions are for the period from December 3, 1998 (inception date) to May 31, 1999.

**    For the period from September 1, 1998 (inception date) to November 30,
      1998.


--------------------------------------------------------------------------------
Smith Barney Mid Cap Blend Fund                                               17

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout the period ended November 30, except where noted:

Class A Shares                                      1999(1)(2)           1998(3)
================================================================================
Net Asset Value, Beginning of Period                 $13.63              $11.40
--------------------------------------------------------------------------------
Income From Operations:
    Net investment income                              0.01                0.02
    Net realized and unrealized gain                   2.79                2.21
--------------------------------------------------------------------------------
Total Income From Operations                           2.80                2.23
--------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                             (0.01)                 --
--------------------------------------------------------------------------------
Total Distributions                                   (0.01)                 --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                       $16.42              $13.63
--------------------------------------------------------------------------------
Total Return++                                        20.52%              19.56%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                    $94,481             $36,760
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
    Expenses                                           1.16%               1.27%
    Net investment income                              0.08                0.78
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                  37%                 15%
================================================================================

Class B Shares                                      1999(1)(2)           1998(3)
================================================================================
Net Asset Value, Beginning of Period                 $13.60              $11.40
--------------------------------------------------------------------------------
Income (Loss) From Operations:
    Net investment income (loss)                      (0.07)               0.00*
    Net realized and unrealized gain                   2.81                2.20
--------------------------------------------------------------------------------
Total Income From Operations                           2.74                2.20
--------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                                --                  --
--------------------------------------------------------------------------------
Total Distributions                                      --                  --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                       $16.34              $13.60
--------------------------------------------------------------------------------
Total Return++                                        20.15%              19.30%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                   $181,387             $69,153
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
    Expenses                                           1.90%               2.01%
    Net investment income (loss)                      (0.67)               0.02
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                  37%                 15%
================================================================================

(1)   For the six months ended May 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the period from September 1, 1998 (inception date) to November 30,
      1998.

*     Represents less than $0.01.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout the period ended November 30, except where noted:

Class L Shares                                      1999(1)(2)           1998(3)
================================================================================
Net Asset Value, Beginning of Period                 $13.60              $11.40
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)                        (0.06)               0.00*
  Net realized and unrealized gain                     2.80                2.20
--------------------------------------------------------------------------------
Total Income From Operations                           2.74                2.20
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                  --                  --
--------------------------------------------------------------------------------
Total Distributions                                      --                  --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                       $16.34              $13.60
--------------------------------------------------------------------------------
Total Return++                                        20.15%              19.30%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                   $119,125             $45,045
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                             1.90%               2.01%
  Net investment income (loss)                        (0.67)               0.03
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                  37%                 15%
================================================================================

Class Y Shares                                     1999(2)(4)
================================================================================
Net Asset Value, Beginning of Period                 $13.65
--------------------------------------------------------------------------------
Income From Operations:
  Net investment income                                0.04
  Net realized and unrealized gain                     2.75
--------------------------------------------------------------------------------
Total Income From Operations                           2.79
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                               (0.01)
--------------------------------------------------------------------------------
Total Distributions                                   (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                       $16.43
--------------------------------------------------------------------------------
Total Return++                                        20.44%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                   $100,031
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                                             0.82%
  Net investment income                                0.35
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                  37%
================================================================================

(1)   For the six months ended May 31, 1999 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3)   For the period from September 1, 1998 (inception date) to November 30,
      1998.

(4) For the period from December 3, 1998 (inception date) to May 31, 1999 (unaudited).

*     Represents less than $0.01.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Mid Cap Blend Fund                                               19

Smith Barney
Mid Cap Blend Fund

Trustees

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.
James J. Crisona, Emeritus

Officers

Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Lawrence Weissman, CFA
Vice President and Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Manager

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of shareholders of the Smith Barney Investment Trust -- Smith Barney Mid Cap Blend Fund. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

         SalomonSmithBarney
---------------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Mid Cap Blend Fund

Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD01675 7/99

SMITH BARNEY LARGE
CAPITALIZATION GROWTH FUND

----------------------

The SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND ("Fund") seeks long-term growth of capital by investing at least 65% of its assets in equity securities of companies with large market capitalizations.

SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND
AVERAGE ANNUAL TOTAL RETURNS ENDED
MAY 31, 1999

                                 WITHOUT SALES CHARGES(1)
                     ------------------------------------------------
                       CLASS A      CLASS B      CLASS L
----------------------------------------------------
Six Months+              21.02%       20.63%       20.63%
----------------------------------------------------
One-Year                 40.19        39.17        39.17
----------------------------------------------------
Since Inception++        38.84        37.84        37.84
----------------------------------------------------

                                  WITH SALES CHARGES(2)
                     ------------------------------------------------
                       CLASS A      CLASS B      CLASS L
----------------------------------------------------
Six Months+              14.95%       15.63%       18.45%
----------------------------------------------------
One-Year                 33.19        34.17        36.79
----------------------------------------------------
Since Inception++        34.81        36.04        37.05
----------------------------------------------------

   (1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
   (2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
           All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.
    + Total return is not annualized, as it may not be representative of the total return for the year.
   ++      Inception date for Class A, B and L shares is August
           29, 1997.

 FUND HIGHLIGHT
------------------------------------------------
OUR EMPHASIS WITHIN THE LARGE CAPITALIZATION GROWTH FUND CONTINUES TO BE THE SAME THREE BROAD GENERAL AREAS--CONSUMER, FINANCIAL AND TECHNOLOGY. WORLDWIDE ECONOMIC GROWTH PLAYS INTO THE STRENGTHS OF THE GLOBAL CONSUMER POWERHOUSES-- AND THEREFORE WE CONTINUE TO FOCUS ON SUCH LEADERS AS COCA-COLA, JOHNSON & JOHNSON, GILLETTE, AVON, AND PROCTER & GAMBLE.

 NASDAQ SYMBOL
------------------------------------------------

 CLASS A     SBLGX
 CLASS B     SBLBX
 CLASS L     SLCCX

 WHAT'S INSIDE
------------------------------------------------

SHAREHOLDER LETTER...........................          1
HISTORICAL PERFORMANCE.......................          3
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND
AT A GLANCE..................................          5
SCHEDULE OF INVESTMENTS......................          6
STATEMENT OF ASSETS AND LIABILITIES..........          8
STATEMENT OF OPERATIONS......................          9
STATEMENTS OF CHANGES IN NET ASSETS..........         10
NOTES TO FINANCIAL STATEMENTS................         11
FINANCIAL HIGHLIGHTS.........................         14

 SHAREHOLDER LETTER
------------------------------------------------

     [PHOTO]          [PHOTO]
HEATH B.              ALAN
MCLENDON              BLAKE
Chairman              Vice President and
                      Investment Officer

DEAR SHAREHOLDER:

We are pleased to present the semi-annual report for the Smith Barney Large Capitalization Growth Fund ("Fund") for the period ended May 31, 1999. In this report we have summarized the period's prevailing economic and market conditions and outlined our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

PERFORMANCE UPDATE AND STRATEGY

For the six months ended May 31, 1999, the Class A, B and L shares of the Fund generated total returns without sales charges of 21.02%, 20.63% and 20.63%, respectively. In comparison, the Standard & Poor's 500 Composite Index ("S&P 500") had a total return of 12.60% over the same period. (The S&P 500 Index is a market capitalization-weighted measure of 500 widely held common stocks.)

The Fund emphasizes a core of large-capitalization growth stocks that share a number of characteristics. Chief among them are strong financials (i.e., consistent and sustainable earnings growth, significant free cash flow and very high returns on equity). The second key characteristic centers on the product or service of a company. We are most interested in companies delivering world-class products or services in the global marketplace. We are also looking for dominant companies within growth industries where we perceive the barriers to entry to be extremely high. Lastly, a third characteristic we look for is a strong management team. Strong management is just as important as is a company's financial condition or its products or services. We look for these characteristics to identify companies that represent outstanding long-term investment opportunities.

During the reporting period, we remained focused on companies that can, in a low inflation environment, deliver above average unit growth. We also want our companies to have the ability, through balance sheet strength, to raise dividends, buy back their shares and make strategic acquisitions.

Our emphasis within the Fund continues to be the same three broad general areas -- consumer, financial, and technology. Worldwide economic growth plays into the strengths of the global consumer powerhouses -- and therefore we continue to focus on such leaders as Coca-Cola, Johnson & Johnson, Gillette, Avon, and Procter & Gamble.

Our commitment to the financial services industry plays off of the same dynamics powering the consumer names -- i.e., expanding economic growth. In our view, companies such as American International Group, Morgan Stanley, Wells Fargo and BankAmerica are well positioned in this regard.

Within technology, our focus remains on those growth areas where we can invest in dominant market leadership companies. Software, semiconductors, telecommunications and networking continue to generate high levels of growth. The franchise names (Intel, Microsoft, Cisco, Texas Instruments, and Lucent) remain our investment favorites.

MARKET UPDATE AND OUTLOOK

The stock market has spent the first part of 1999 trying to come to grips with the same issues that made headlines in 1998. The Asian economic situation, Latin

--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND                                  1

America's slowdown, Russia's instability, gridlock in Washington and the crisis in the Balkans all remain as major issues. Ultimately, as we have stressed previously, we believe the earnings outlook is the most important factor in determining how large-capitalization growth stocks perform. As such, we tend to view much of the political and economic headlines as background noise and continue our focus on individual company balance sheets, products and managements. When questions persist about political and economic conditions worldwide, it seems to always lead investors back to the highest-quality companies. We think this phenomenon will persist for the remainder of 1999.

In closing, thank you for investing in the Smith Barney Large Capitalization Growth Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,

/S/ HEATH B. MCLENDON       /S/ ALAN BLAKE
HEATH B. MCLENDON           ALAN BLAKE
Chairman                    Vice President and
                            Investment Officer
JUNE 23, 1999

--------------------------------------------------------------------------------
2                                        1999 SEMI-ANNUAL REPORT TO SHAREHOLDERS

 HISTORICAL PERFORMANCE -- CLASS A SHARES
--------------------------------------------------------------------------------

                                        NET ASSET VALUE
                                     ---------------------
                                     BEGINNING      END       INCOME     CAPITAL GAIN      TOTAL
PERIOD ENDED                         OF PERIOD   OF PERIOD   DIVIDENDS   DISTRIBUTIONS   RETURNS(1)
-------------------------------------------------------------------------------------------------------
5/31/99                               $17.41      $21.07       $0.00         $0.00         21.02%+
-------------------------------------------------------------------------------------------------------
11/30/98                               12.28       17.41        0.02          0.01         42.12
-------------------------------------------------------------------------------------------------------
Inception* -- 11/30/97                 11.88       12.28        0.00          0.00          3.37+
-------------------------------------------------------------------------------------------------------
    TOTAL                                                      $0.02         $0.01
-------------------------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS B SHARES
--------------------------------------------------------------------------------

                                         NET ASSET VALUE
                                     -----------------------
                                     BEGINNING        END       INCOME       CAPITAL GAIN      TOTAL
PERIOD ENDED                         OF PERIOD     OF PERIOD   DIVIDENDS     DISTRIBUTIONS   RETURNS(1)
---------------------------------------------------------------------------------------------------------
5/31/99                               $17.26        $20.82       $0.00           $0.00         20.63%+
---------------------------------------------------------------------------------------------------------
11/30/98                               12.26         17.26        0.01            0.01         41.02
---------------------------------------------------------------------------------------------------------
Inception* -- 11/30/97                 11.88         12.26        0.00            0.00          3.20+
---------------------------------------------------------------------------------------------------------
    TOTAL                                                        $0.01           $0.01
---------------------------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS L SHARES
--------------------------------------------------------------------------------

                                        NET ASSET VALUE
                                     ---------------------
                                     BEGINNING      END       INCOME     CAPITAL GAIN      TOTAL
PERIOD ENDED                         OF PERIOD   OF PERIOD   DIVIDENDS   DISTRIBUTIONS   RETURNS(1)
-----------------------------------------------------------------------------------------------------
5/31/99                               $17.26      $20.82       $0.00         $0.00         20.63%+
-----------------------------------------------------------------------------------------------------
11/30/98                               12.26       17.26        0.01          0.01         41.02
-----------------------------------------------------------------------------------------------------
Inception* -- 11/30/97                 11.88       12.26        0.00          0.00          3.20+
-----------------------------------------------------------------------------------------------------
    TOTAL                                                      $0.01         $0.01
-----------------------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS Y SHARES
--------------------------------------------------------------------------------

                                        NET ASSET VALUE
                                     ---------------------
                                     BEGINNING      END       INCOME     CAPITAL GAIN      TOTAL
PERIOD ENDED                         OF PERIOD   OF PERIOD   DIVIDENDS   DISTRIBUTIONS   RETURNS(1)
-----------------------------------------------------------------------------------------------------
5/31/99                               $17.49      $21.20       $0.00         $0.00         21.21%+
-----------------------------------------------------------------------------------------------------
11/30/98                               12.29       17.49        0.02          0.01         42.61
-----------------------------------------------------------------------------------------------------
Inception* -- 11/30/97                 12.66       12.29        0.00          0.00         (2.92)+
-----------------------------------------------------------------------------------------------------
    TOTAL                                                      $0.02         $0.01
-----------------------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS Z SHARES
--------------------------------------------------------------------------------

                                        NET ASSET VALUE
                                     ---------------------
                                     BEGINNING      END       INCOME     CAPITAL GAIN      TOTAL
PERIOD ENDED                         OF PERIOD   OF PERIOD   DIVIDENDS   DISTRIBUTIONS   RETURNS(1)
-----------------------------------------------------------------------------------------------------
Inception* -- 5/31/99                 $19.48      $21.10       $0.00         $0.00          8.32%+
-----------------------------------------------------------------------------------------------------

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.

--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND                                  3

 AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

                                                  WITHOUT SALES CHARGE(1)
                                     -------------------------------------------------
                                     CLASS A   CLASS B   CLASS L   CLASS Y   CLASS Z
--------------------------------------------------------------------------------------
Six Months Ended 5/31/99+            21.02%    20.63%    20.63%    21.21%     N/A
--------------------------------------------------------------------------------------
Year Ended 5/31/99                   40.19     39.17     39.17     40.68      N/A
--------------------------------------------------------------------------------------
Inception* through 5/31/99           38.84     37.84     37.84     37.52      8.32%+
--------------------------------------------------------------------------------------

                                                   WITH SALES CHARGE(2)
                                     -------------------------------------------------
                                     CLASS A   CLASS B   CLASS L   CLASS Y   CLASS Z
--------------------------------------------------------------------------------------
Six Months Ended 5/31/99+            14.95%    15.63%    18.45%    21.21%     N/A
--------------------------------------------------------------------------------------
Year Ended 5/31/99                   33.19     34.17     36.79     40.68      N/A
--------------------------------------------------------------------------------------
Inception* through 5/31/99           34.81     36.04     37.05     37.52      8.32%+
--------------------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURN
--------------------------------------------------------------------------------

                                                                                 WITHOUT SALES CHARGE(1)
----------------------------------------------------------------------------------------------------------
Class A (Inception* through 5/31/99)                                                        77.78%
----------------------------------------------------------------------------------------------------------
Class B (Inception* through 5/31/99)                                                        75.54
----------------------------------------------------------------------------------------------------------
Class L (Inception* through 5/31/99)                                                        75.54
----------------------------------------------------------------------------------------------------------
Class Y (Inception* through 5/31/99)                                                        67.81
----------------------------------------------------------------------------------------------------------
Class Z (Inception* through 5/31/99)                                                         8.32
----------------------------------------------------------------------------------------------------------

   (1)     ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT
           THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A AND L SHARES OR THE APPLICABLE CONTINGENT
           DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS B AND L SHARES.
   (2)     ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE. IN ADDITION, CLASS
           A AND L SHARES REFLECT THE DEDUCTION OF THE MAXIMUM INITIAL SALES CHARGES OF 5.00% AND 1.00%, RESPECTIVELY; CLASS B
           SHARES REFLECT THE DEDUCTION OF A 5.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM PURCHASE.
           THEREAFTER, THE CDSC DECLINES BY 1.00% PER YEAR UNTIL NO CDSC IS INCURRED. CLASS L SHARES REFLECT THE DEDUCTION OF A
           1.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASE.
    *      INCEPTION DATE FOR CLASS A, B AND L SHARES IS AUGUST 29, 1997. INCEPTION DATE FOR CLASS Y AND Z SHARES ARE OCTOBER
           15, 1997 AND JANUARY 4, 1999 RESPECTIVELY.
    +      TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

--------------------------------------------------------------------------------
4                                        1999 SEMI-ANNUAL REPORT TO SHAREHOLDERS

 SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND AT A GLANCE (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTED IN CLASS A, B AND L SHARES OF THE
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND VS. STANDARD & POOR'S 500 INDEX+
--------------------------------------------------------------------------------

                            AUGUST 1997 -- MAY 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                SMITH BARNEY LARGE             SMITH BARNEY LARGE             SMITH BARNEY LARGE
               CAPITALIZATION GROWTH          CAPITALIZATION GROWTH          CAPITALIZATION GROWTH         STANDARD & POORS
                FUND-CLASS A SHARES            FUND-CLASS B SHARES            FUND-CLASS L SHARES              500 INDEX
Aug-97                            $9,496                        $10,000                        $10,000                  $10,000
Nov-97                            $9,816                         $9,820                        $10,117                  $10,667
May-98                           $12,043                        $12,114                        $12,388                  $12,274
Nov-98                           $13,950                        $14,153                        $14,407                  $13,367
May-99                           $16,883                        $17,155                        $17,379                  $15,051

+ The above chart represents a hypothetical illustration of $10,000 invested in Class A, B and L shares at inception on August 29, 1997, assuming deduction of the maximum 5.00% sales charge at the time of investment for Class A shares, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class L shares at the time of investment and reinvestment of dividends and capital gains, if any, through May 31, 1999. The Standard & Poor's 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Figures for the index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A, B and L shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

INDUSTRY DIVERSIFICATION OF COMMON STOCK*
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial Services        26.6%
Telecommunications         6.6%
Healthcare                14.2%
Capital Goods              2.9%
Consumer Services          8.7%
Consumer Goods            24.7%
Semiconductors            10.1%
Consumer Durables          2.8%
Software/PC's              3.4%

* As a percentage of total common stock.

TOP TEN HOLDINGS*                                             AS OF MAY 31, 1999
------------------------------------------------

       1.  COCA-COLA CO.                                     5.7%
             ----------------------------------------------------
       2.  AMERICAN ONLINE, INC.                             5.4
             ----------------------------------------------------
       3.  WELLS FARGO & CO.                                 4.6
             ----------------------------------------------------
       4.  GILLETE CO.                                       4.5
             ----------------------------------------------------
       5.  TEXAS INSTRUMENTS INC.                            4.4
             ----------------------------------------------------
       6.  BERKSHIRE HATHAWAY INC.                           4.3
             ----------------------------------------------------
       7.  MERRILL LYNCH & CO., INC.                         4.0
             ----------------------------------------------------
       8.  INTEL CORP.                                       3.4
             ----------------------------------------------------
       9.  PEPSICO, INC.                                     3.4
             ----------------------------------------------------
      10.  MOTOROLA INC.                                     3.3
             ----------------------------------------------------

    *      As a percentage of total common stock.

--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND                                  5

 SCHEDULE OF INVESTMENTS (UNAUDITED)                               MAY 31, 1999
--------------------------------------------------------------------------------

             SHARES                                   SECURITY                                     VALUE
------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 100.0%

CAPITAL GOODS -- 2.9%
               467,000  General Electric Co.                                                     $ 47,488,062
               465,000  Schlumberger Ltd.                                                          27,987,187
------------------------------------------------------------------------------------------------------------
                                                                                                   75,475,249
------------------------------------------------------------------------------------------------------------

CONSUMER DURABLES -- 2.8%
             1,315,000  Home Depot Inc.                                                            74,790,625
------------------------------------------------------------------------------------------------------------

CONSUMER GOODS -- 24.7%
             1,580,000  Avon Products Inc.                                                         78,111,250
             2,205,000  Coca-Cola Co.                                                             150,629,062
             2,315,000  Gillette Co.                                                              118,065,000
             1,464,000  McDonald's Corp.                                                           56,364,000
             2,540,000  PepsiCo, Inc.                                                              90,963,750
               870,000  Procter & Gamble Corp.                                                     81,236,250
               911,000  Wm. Wrigley Jr. Co.                                                        79,313,938
------------------------------------------------------------------------------------------------------------
                                                                                                  654,683,250
------------------------------------------------------------------------------------------------------------

CONSUMER SERVICES -- 8.7%
             1,200,000  America Online, Inc.+                                                     143,250,000
             3,015,000  The Walt Disney Co.                                                        87,811,875
------------------------------------------------------------------------------------------------------------
                                                                                                  231,061,875
------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 26.6%
               605,000  American International Group Inc.                                          69,159,063
             1,000,000  BankAmerica Corp.                                                          64,687,500
                 1,600  Berkshire Hathaway Inc.+                                                  115,200,000
             1,000,000  Fannie Mae                                                                 68,000,000
             1,900,000  Household International Inc.                                               82,412,500
             1,260,000  Merrill Lynch & Co., Inc.                                                 105,840,000
               810,000  Morgan Stanley Dean Witter & Co.                                           78,165,000
             3,025,000  Wells Fargo & Co.                                                         121,000,000
------------------------------------------------------------------------------------------------------------
                                                                                                  704,464,063
------------------------------------------------------------------------------------------------------------

HEALTHCARE -- 14.2%
             1,000,000  Amgen Inc.+                                                                63,250,000
             1,045,000  Eli Lilly & Co.                                                            74,652,188
               760,000  Johnson & Johnson                                                          70,395,000
               380,000  Merk & Co., Inc.                                                           25,650,000
               550,000  Pfizer Inc.                                                                58,850,000
             1,350,000  Warner-Lambert Co.                                                         83,700,000
------------------------------------------------------------------------------------------------------------
                                                                                                  376,497,188
------------------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 10.1%
             1,670,000  Intel Corp.                                                                90,284,375
             1,070,000  Texas Instruments Inc.                                                    117,031,250
             1,390,000  Xilinx, Inc.+                                                              61,768,125
------------------------------------------------------------------------------------------------------------
                                                                                                  269,083,750
------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
6                                        1999 SEMI-ANNUAL REPORT TO SHAREHOLDERS

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   MAY 31, 1999
--------------------------------------------------------------------------------

             SHARES                                   SECURITY                                     VALUE
------------------------------------------------------------------------------------------------------------
SOFTWARE/PC'S -- 3.4%
               490,000  Microsoft Corp.+                                                      $    39,536,875
             2,190,000  Novell Inc.+                                                               51,465,000
------------------------------------------------------------------------------------------------------------
                                                                                                   91,001,875
------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 6.6%
               320,000  Cisco Systems Inc.+                                                        34,840,000
               920,000  Lucent Technologies Inc.                                                   52,325,000
             1,066,000  Motorola Inc.                                                              88,278,125
------------------------------------------------------------------------------------------------------------
                                                                                                  175,443,125
------------------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS -- 100%
                        (Cost -- $2,152,547,737*)                                             $ 2,652,501,000
------------------------------------------------------------------------------------------------------------

    +      NON-INCOME PRODUCING SECURITY.
    *      AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND                                  7

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   MAY 31, 1999
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost --
     $2,152,547,737)                 $ 2,652,501,000
   Receivable for Fund shares sold        10,516,403
   Dividends and interest
     receivable                            2,145,658
----------------------------------------------------
   TOTAL ASSETS                        2,665,163,061
----------------------------------------------------
LIABILITIES:
   Payable for securities purchased        5,335,940
   Payable to bank                         1,585,502
   Management fees payable                 1,559,761
   Distribution fees payable                 430,355
   Payable for Fund shares
     purchased                                19,307
   Accrued expenses                          645,811
----------------------------------------------------
   TOTAL LIABILITIES                       9,576,676
----------------------------------------------------
TOTAL NET ASSETS                     $ 2,655,586,385
----------------------------------------------------
NET ASSETS:
   Par value of shares of
     beneficial interest             $       127,043
   Capital paid in excess of par
     value                             2,110,334,066
   Accumulated net investment loss        (8,131,212)
   Accumulated net realized gain
     from security transactions           53,303,225
   Net unrealized appreciation of
     investments                         499,953,263
----------------------------------------------------
TOTAL NET ASSETS                     $ 2,655,586,385
----------------------------------------------------
SHARES OUTSTANDING:
   Class A                                28,542,947
   -------------------------------------------------
   Class B                                64,386,826
   -------------------------------------------------
   Class L                                23,814,114
   -------------------------------------------------
   Class Y                                 7,824,110
   -------------------------------------------------
   Class Z                                 2,474,541
   -------------------------------------------------
NET ASSET VALUE:
   Class A (and redemption price)             $21.07
   -------------------------------------------------
   Class B*                                   $20.82
   -------------------------------------------------
   Class L**                                  $20.82
   -------------------------------------------------
   Class Y (and redemption price)             $21.20
   -------------------------------------------------
   Class Z (and redemption price)             $21.10
   -------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER
 SHARE:
   Class A (net asset value plus
   5.26% of net asset value per
   share)                                     $22.18
   -------------------------------------------------
   Class L (net asset value plus
   1.01% of net asset value per
   share)                                     $21.03
----------------------------------------------------

    *      REDEMPTION PRICE IS NAV OF CLASS B SHARES REDUCED BY A 5.00% CDSC IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM
           PURCHASE (SEE NOTE 2).
   **      REDEMPTION PRICE IS NAV OF CLASS L SHARES REDUCED BY A 1.00% CDSC IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF
           PURCHASE.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
8                                        1999 SEMI-ANNUAL REPORT TO SHAREHOLDERS

 STATEMENT OF OPERATIONS (UNAUDITED)      FOR THE SIX MONTHS ENDED MAY 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                                        $  8,273,666
   Interest                                              294,735
-----------------------------------------------------------------
   TOTAL INVESTMENT INCOME                             8,568,401
-----------------------------------------------------------------
EXPENSES:
   Management fees (Note 2)                            7,722,701
   Distribution fees (Note 2)                          7,525,204
   Shareholder and system servicing fees                 936,861
   Registration fees                                     370,000
   Shareholder communications                             50,000
   Trustees' fees                                         40,000
   Custody                                                30,000
   Audit and legal                                        22,000
   Other                                                   2,847
-----------------------------------------------------------------
   TOTAL EXPENSES                                     16,699,613
-----------------------------------------------------------------
NET INVESTMENT LOSS                                   (8,131,212)
-----------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE
 3):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                             122,175,791
     Cost of securities sold                          82,140,369
-----------------------------------------------------------------
   NET REALIZED GAIN                                  40,035,422
-----------------------------------------------------------------
   Change in Net Unrealized Appreciation of
     Investments:
     Beginning of period                             251,549,848
     End of period                                   499,953,263
-----------------------------------------------------------------
   INCREASE IN NET UNREALIZED APPRECIATION           248,403,415
-----------------------------------------------------------------
NET GAIN ON INVESTMENTS                              288,438,837
-----------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              $280,307,625
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND                                  9

 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)
AND THE YEAR ENDED NOVEMBER 30, 1998
                                                         1999              1998
-------------------------------------------------------------------------------------
OPERATIONS:
   Net investment loss                              $    (8,131,212)  $    (5,737,583)
   Net realized gain                                     40,035,422        19,005,386
   Increase in net unrealized appreciation              248,403,415       241,579,261
-------------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM OPERATIONS               280,307,625       254,847,064
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         --          (501,086)
   Net realized gains                                            --          (347,287)
-------------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS                               --          (848,373)
-------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares                   1,281,521,247       735,324,746
   Net asset value of shares issued for
     reinvestment of dividends                                   --           634,590
   Cost of shares reacquired                           (188,666,647)     (120,177,084)
-------------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM
     FUND SHARE TRANSACTIONS                          1,092,854,600       615,782,252
-------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                1,373,162,225       869,780,943
NET ASSETS:
   Beginning of period                                1,282,424,160       412,643,217
-------------------------------------------------------------------------------------
   END OF PERIOD*                                   $ 2,655,586,385   $ 1,282,424,160
-------------------------------------------------------------------------------------
   * Includes accumulated net investment loss of:      $(8,131,212)                --
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
10                                       1999 SEMI-ANNUAL REPORT TO SHAREHOLDERS

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Smith Barney Large Capitalization Growth Fund ("Fund") is a separate diversified investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of this Fund and four other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Mid Cap Blend Fund and Smith Barney S&P 500 Index Fund. The financial statements and financial highlights for the other funds are presented in separate semi-annual reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between bid and ask price; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the earlier of the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; interest income is recorded on the accrual basis; (e) realized gains or losses on the sale of securities are calculated based on the specific identification method;
(f) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At November 30, 1998, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as invesment manager to the Fund. The Fund pays SSBC a management fee calculated at an annual rate of 0.75% of the average daily net assets. This fee is calculated daily and paid monthly.

CFBDS, Inc. acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as members of the selling group.

SSB acts as the primary broker for its portfolio agency transactions. For the six months ended May 31, 1999, SSB received total brokerage commissions of $58,650.

--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND                                 11

--------------------------------------------------------------------------------

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do no incur an initial sales charge.

For the six months ended May 31, 1999, CFBDS received sales charges of $3,872,000 and $2,528,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to CFBDS were approximately:

                                     CLASS A    CLASS B    CLASS L
----------------------------------------------------------
CDSCs                                $  4,000  $  711,000  $ 70,000
----------------------------------------------------------

Pursuant to the Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. The Fund also pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended May 31, 1999, total Distribution Plan fees incurred were:

                                     CLASS A    CLASS B     CLASS L
----------------------------------------------------------
Distribution Plan Fees               $614,470  $5,156,424  $1,754,310
----------------------------------------------------------

All officers and one Trustee of the Fund are employees of SSB.

3. INVESTMENTS

During the six months ended May 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

-------------------------------------------
Purchases                  $1,216,603,516
-------------------------------------------
Sales                         122,175,791
-------------------------------------------

At May 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

---------------------------------------------------
Gross unrealized appreciation        $524,955,594
Gross unrealized depreciation         (25,002,331)
---------------------------------------------------
Net unrealized appreciation          $499,953,263
---------------------------------------------------

4. REPURCHASE AGREEMENTS

The Fund purchases, and its custodian takes possession of, U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. SHARES OF BENEFICIAL INTEREST

At May 31, 1999, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an indentical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At May 31, 1999, total paid-in capital amounted to the following for each class:

                                    AMOUNT
------------------------------------------------
Class A                         $  459,518,078
------------------------------------------------
Class B                          1,078,590,604
------------------------------------------------
Class L                            424,084,566
------------------------------------------------
Class Y                             97,517,426
------------------------------------------------
Class Z                             50,750,435
------------------------------------------------

--------------------------------------------------------------------------------
12                                       1999 SEMI-ANNUAL REPORT TO SHAREHOLDERS

--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                         SIX MONTHS ENDED              YEAR ENDED
                                           MAY 31, 1999            NOVEMBER 30, 1998
                                     -------------------------  ------------------------
                                       SHARES        AMOUNT       SHARES       AMOUNT
------------------------------------------------------------------------------------------
CLASS A
Shares sold                           14,171,753  $295,263,963  13,771,364  $209,717,045
Shares issued on reinvestment                 --            --      21,312       266,404
Shares reacquired                     (4,273,442)  (90,446,544) (4,189,188)  (63,108,524)
------------------------------------------------------------------------------------------
Net Increase                           9,898,311  $204,817,419   9,603,488  $146,874,925
------------------------------------------------------------------------------------------
CLASS B
Shares sold                           31,060,162  $639,779,485  25,048,618  $379,750,655
Shares issued on reinvestment                 --            --      24,425       304,576
Shares reacquired                     (3,542,064)  (73,698,307) (2,852,373)  (42,088,247)
------------------------------------------------------------------------------------------
Net Increase                          27,518,098  $566,081,178  22,220,670  $337,966,984
------------------------------------------------------------------------------------------
CLASS L(1)
Shares sold                           14,046,478  $290,291,613   8,853,448  $135,608,815
Shares issued on reinvestment                 --            --       5,102        63,610
Shares reacquired                     (1,107,607)  (23,100,349) (1,019,293)  (14,978,593)
------------------------------------------------------------------------------------------
Net Increase                          12,938,871  $267,191,264   7,839,257  $120,693,832
------------------------------------------------------------------------------------------
CLASS Y
Shares sold                              187,582  $  4,014,304     740,914  $ 10,248,231
Shares reacquired                             --            --        (136)       (1,720)
------------------------------------------------------------------------------------------
Net Increase                             187,582  $  4,014,304     740,778  $ 10,246,511
------------------------------------------------------------------------------------------
CLASS Z(2)
Shares sold                            2,539,455  $ 52,171,882          --            --
Shares reacquired                        (64,914)   (1,421,447)         --            --
------------------------------------------------------------------------------------------
Net Increase                           2,474,541  $ 50,750,435          --            --
------------------------------------------------------------------------------------------

   (1)     ON JUNE 12, 1998, CLASS C SHARES WERE RENAMED CLASS L SHARES.
   (2)     TRANSACTIONS FOR CLASS Z SHARES ARE FOR THE PERIOD FROM JANUARY 4, 1999 (INCEPTION DATE) TO MAY 31, 1999.

--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND                                 13

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, EXCEPT WHERE NOTED:

CLASS A SHARES                       1999(1)(2)      1998(2)      1997(3)
--------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $17.41         $12.28       $11.88
--------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (loss)           (0.03)         (0.04)        0.01
  Net realized and unrealized gain        3.69           5.20         0.39
--------------------------------------------------------------------------
Total Income From Operations              3.66           5.16         0.40
--------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                     --          (0.02)          --
  Net realized gains                        --          (0.01)          --
--------------------------------------------------------------------------
Total Distributions                         --          (0.03)          --
--------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $21.07         $17.41       $12.28
--------------------------------------------------------------------------
TOTAL RETURN                             21.02%++       42.12%        3.37%++
--------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)     $ 601,498      $ 324,664    $ 111,063
--------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                1.15%+         1.19%        1.15%+
  Net investment income (loss)           (0.32)+        (0.38)        0.38+
--------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                      6%            14%           1%
--------------------------------------------------------------------------

   (1)     FOR THE SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED).
   (2)     PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD, RATHER THAN THE UNDISTRIBUTED NET
           INVESTMENT INCOME METHOD, BECAUSE IT MORE ACCURATELY REFLECTS THE PER SHARE DATA FOR THE PERIOD.
   (3)     FOR THE PERIOD FROM AUGUST 29, 1997 (INCEPTION DATE) TO NOVEMBER 30, 1997.
   ++      TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
    +      ANNUALIZED.

--------------------------------------------------------------------------------
14                                       1999 SEMI-ANNUAL REPORT TO SHAREHOLDERS

--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, EXCEPT WHERE NOTED:

CLASS B SHARES                       1999(1)(2)        1998(2)      1997(3)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                   $17.26         $12.26       $11.88
----------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss                      (0.11)         (0.17)       (0.01)
  Net realized and unrealized gain          3.67           5.19         0.39
----------------------------------------------------------------------------
Total Income From Operations                3.56           5.02         0.38
----------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                       --          (0.01)          --
  Net realized gains                          --          (0.01)          --
----------------------------------------------------------------------------
Total Distributions                           --          (0.02)          --
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $20.82         $17.26       $12.26
----------------------------------------------------------------------------
TOTAL RETURN                               20.63%++       41.02%        3.20%++
----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)     $ 1,340,275      $ 636,464    $ 179,598
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                  1.89%+         1.95%        1.90%+
  Net investment loss                      (1.06)+        (1.14)       (0.37)+
----------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        6%            14%           1%
----------------------------------------------------------------------------

   (1)     FOR THE SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED).
   (2)     PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD, RATHER THAN THE UNDISTRIBUTED NET
           INVESTMENT INCOME METHOD, BECAUSE IT MORE ACCURATELY REFLECTS THE PER SHARE DATA FOR THE PERIOD.
   (3)     FOR THE PERIOD FROM AUGUST 29, 1997 (INCEPTION DATE) TO NOVEMBER 30, 1997.
   ++      TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
    +      ANNUALIZED.

--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND                                 15

--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, EXCEPT WHERE NOTED:

CLASS L SHARES                       1999(1)(2)     1998(2)(3)   1997(4)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $17.26        $12.26       $11.88
-------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss                    (0.11)        (0.17)       (0.01)
  Net realized and unrealized gain        3.67          5.19         0.39
-------------------------------------------------------------------------
Total Income From Operations              3.56          5.02         0.38
-------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                     --         (0.01)          --
  Net realized gains                        --         (0.01)          --
-------------------------------------------------------------------------
Total Distributions                         --         (0.02)          --
-------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $20.82        $17.26       $12.26
-------------------------------------------------------------------------
TOTAL RETURN                             20.63%++      41.02%        3.20%++
-------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)     $ 495,713      $187,741    $  37,224
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                1.89%+        1.96%        1.90%+
  Net investment loss                    (1.06)+       (1.14)       (0.38)+
-------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                      6%           14%           1%
-------------------------------------------------------------------------

   (1)     FOR THE SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)
   (2)     PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD, RATHER THAN THE UNDISTRIBUTED NET
           INVESTMENT INCOME METHOD, BECAUSE IT MORE ACCURATELY REFLECTS THE PER SHARE DATA FOR THE PERIOD.
   (3)     ON JUNE 12, 1998, CLASS C SHARES WERE RENAMED CLASS L SHARES.
   (4)     FOR THE PERIOD FROM AUGUST 29, 1997 (INCEPTION DATE) TO NOVEMBER 30, 1997.
   ++      TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
    +      ANNUALIZED.

--------------------------------------------------------------------------------
16                                       1999 SEMI-ANNUAL REPORT TO SHAREHOLDERS

--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, EXCEPT WHERE NOTED:

CLASS Y SHARES                       1999(1)(2)      1998(2)     1997(3)
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $17.49         $12.29      $12.66
-------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income (loss)            0.00*         (0.00)*      0.01
  Net realized and unrealized gain
    (loss)                                3.71           5.23       (0.38)
-------------------------------------------------------------------------
Total Income (Loss) From Operations       3.71           5.23       (0.37)
-------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                     --          (0.02)         --
  Net realized gains                        --          (0.01)         --
-------------------------------------------------------------------------
Total Distributions                         --          (0.03)         --
-------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $21.20         $17.49      $12.29
-------------------------------------------------------------------------
TOTAL RETURN                             21.21%++       42.61%      (2.92)%++
-------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)     $ 165,881      $ 133,556    $ 84,758
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                0.80%+         0.83%       0.82%+
  Net investment income (loss)            0.04+         (0.02)       0.54+
-------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                      6%            14%          1%
-------------------------------------------------------------------------

   (1)     FOR THE SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)
   (2)     PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD, RATHER THAN THE UNDISTRIBUTED NET
           INVESTMENT INCOME METHOD, BECAUSE IT MORE ACCURATELY REFLECTS THE PER SHARE DATA FOR THE PERIOD.
   (3)     FOR THE PERIOD FROM OCTOBER 15, 1997 (INCEPTION DATE) TO NOVEMBER 30, 1997.
    *      AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
   ++      TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
    +      ANNUALIZED.

--------------------------------------------------------------------------------
SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND                                 17

--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, EXCEPT WHERE NOTED:

CLASS Z SHARES                       1999(1)(2)
---------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                $19.48
---------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income                  0.00*
  Net realized and unrealized gain       1.62
---------------------------------------------
Total Income From Operations             1.62
---------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                    --
  Net realized gains                       --
---------------------------------------------
Total Distributions                        --
---------------------------------------------
NET ASSET VALUE, END OF PERIOD         $21.10
---------------------------------------------
TOTAL RETURN                             8.32%++
---------------------------------------------
NET ASSETS, END OF PERIOD (000S)     $ 52,219
---------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                               0.81%+
  Net investment income                  0.00+
---------------------------------------------
PORTFOLIO TURNOVER RATE                     6%
---------------------------------------------

   (1)     FOR THE PERIOD FROM JANUARY 4, 1999 (INCEPTION DATE) TO MAY 31, 1999 (UNAUDITED).
   (2)     PER SHARE AMOUNTS HAVE BEEN CALCULATED USING THE MONTHLY AVERAGE SHARES METHOD.
    *      AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
   ++      TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
    +      ANNUALIZED.

--------------------------------------------------------------------------------
18                                       1999 SEMI-ANNUAL REPORT TO SHAREHOLDERS

SMITH BARNEY
LARGE CAPITALIZATION
GROWTH FUND

TRUSTEES
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, CHAIRMAN
Cornelius C. Rose, Jr.

James J. Crisona, EMERITUS

OFFICERS
Heath B. McLendon
CHIEF EXECUTIVE OFFICER

Lewis E. Daidone
SENIOR VICE PRESIDENT
AND TREASURER

Alan Blake
VICE PRESIDENT AND
INVESTMENT OFFICER

Paul A. Brook
CONTROLLER

Christina T. Sydor
SECRETARY

INVESTMENT ADVISER AND ADMINISTRATOR
SSBC Fund Management Inc.

DISTRIBUTOR
CFBDS, Inc.

CUSTODIAN
PNC Bank, N.A.

SHAREHOLDER SERVICING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is for the information of shareholders of Smith Barney Investment Trust--Smith Barney Large Capitalization Growth Fund. It is not authorized for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

                [LOGO]

SALOMON SMITH BARNEY IS A SERVICE MARK OF SALOMON SMITH BARNEY, INC.

SMITH BARNEY
LARGE CAPITALIZATION
GROWTH FUND

Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

WWW.SMITHBARNEY.COM

FD01520 7/99

                 (This page has been left blank intentionally.)





                   [GRAPHIC OMITTED]

                   Smith Barney
                   S&P 500
                   Index Fund

                   ------------------
                   SEMI-ANNUAL REPORT
                   ------------------

                   May 31, 1999

                   Smith Barney Mutual Funds

Smith Barney
S&P 500
Index Fund

[PHOTO OMITTED]
Heath B. McLendon

Chairman

[PHOTO OMITTED]
Sandip A. Bhagat, CFA

Vice President and Investment Officer

[PHOTO OMITTED]
John Lau

Investment Officer

Dear Shareholder:

We are pleased to provide the semi-annual report of the Smith Barney S&P 500 Index* Fund ("Fund") for the period ended May 31, 1999. In this report we summarize the period's prevailing economic and market conditions. A detailed summary of performance and current holdings in the Fund can be found in the appropriate sections that follow.

Investment Objective and Performance Update

The Fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), which is representative of the U.S. stock market. (The S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks.)

The Fund holds a broadly diversified portfolio of common stocks that is comparable to the S&P 500 Index in terms of sector weightings and market capitalization. The average annual total return for the period ended March 31,1999 for Class A and Class D shares was 17.75% and 4.75%, respectively.** For the six months ended May 31, 1999, the Fund returned 12.11% and 12.27% for Class A and Class D shares, respectively, compared with the 12.61% for the S&P 500 Index over the same period.

----------
* Standard & Poor's, "S&P(R)" and "S&P 500(R)" are trademarks of Standard & Poor's, a division of the McGraw Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.
** The inception date for Class D shares was August 4, 1998, therefore the total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                                1

Financial Markets Overview

A proactive and aggressive move by the Federal Reserve Board ("Fed") halted the stock market slide early in the fourth quarter of 1998 and sent stock prices soaring in November and December. The fourth quarter rally erased losses from the third quarter and most market measures reached new all-time highs.

The market was also helped by economic reports in the fourth quarter of 1998 that were well ahead of expectations. Fourth quarter Gross Domestic Product ("GDP") growth was eventually reported at 6.0% but interest rates remained low mainly as a result of low inflation.

Stock market volatility remained high in early 1999 as a new threat for global financial markets emerged in Latin America in January and then interest rate concerns dominated market psychology during February. The devaluation of the Brazilian currency raised concerns for U.S. companies with exposure to Latin America and took a temporary toll on the stock market in the middle of January.

First quarter 1999 GDP growth was well above the consensus forecast of 3.5%. Despite low inflation, interest rates moved higher amid fears of Fed tightening in response to the strong U.S. economy. In February, the yield on the 30-year Treasury bond moved from 5.18% to 5.55%.

Evidence of stronger-than-expected economic growth prompted hopes of a meaningful earnings recovery and, at the same time, triggered concerns about further increases in interest rates. Both implications led to furious rally in value stocks and, to a lesser extent, in small-cap stocks during the month of April.

Interest rates continued to climb in May 1999 as investors worried about inflation concerns on the heels of continued economic strength. The stock market sagged during May under the burden of lofty valuations and higher rates. Small-cap stocks and value stocks continued their resurgence from the prior month as they led their large-cap and growth counterparts by about 200 to 300 basis points in May.

The increase in interest rates has seen significant contraction in the lofty P/E ratios of growth stocks. Economically sensitive stocks, which make up the bulk of the value universe, have risen sharply at the expense of growth stocks. Based on the severe disparity of relative performance in favor of growth stocks over the last couple of years, the recent reversal into value stocks could persist well into the rest of the year.


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

We thank you for your participation in the Smith Barney S&P 500 Index Fund.

Sincerely,


/s/ Heath B. McLendon                    /s/ Sandip A. Bhagat

Heath B. McLendon                        Sandip A. Bhagat, CFA
Chairman                                 Vice President
                                         and Investment Officer

/s/ John Lau

John Lau
Investment Officer

June 24, 1999

--------------------------------------------------------------------------------
Some Risks to Remember about the Smith Barney
S&P 500 Index Fund

Please note that the net asset value of the Fund's shares will fluctuate and these shares may be worth more or less than their original cost upon redemption. There can be no assurances given that the Fund will achieve its investment objective. Moreover, the investment performance of the S&P 500 Index does not factor in sales charges, brokerage commissions, management fees and other fund costs assumed by the Fund. Therefore, the Fund cannot exactly replicate the performance of the S&P 500 Index.

Moreover, when the stock market goes down, as defined by the S&P 500 Index, the Fund's net asset value will decline as well. Since the Fund tries to mirror, before expenses, the performance of the S&P 500 Index, the investment management team will usually not try and judge the merits of any one particular security, and the poor performance of any one single security will not necessarily mean the security will be removed from the Fund.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                                3

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                       Net Asset Value
                     --------------------
                     Beginning     End      Income    Capital Gain     Total
Period Ended         of Period  of Period  Dividend   Distribution   Returns+++
================================================================================
5/31/99                $11.98     $13.37     $0.06        $0.00        12.11%
--------------------------------------------------------------------------------
Inception*-11/30/98     10.00      11.98      0.00         0.00        19.80
================================================================================
Total                                        $0.06        $0.00
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class D Shares
--------------------------------------------------------------------------------
                       Net Asset Value
                     --------------------
                     Beginning     End      Income     Capital Gain     Total
Period Ended         of Period  of Period  Dividend    Distribution   Returns+++
================================================================================
5/31/99                $11.99     $13.39     $0.07        $0.00         12.27%
--------------------------------------------------------------------------------
Inception*-11/30/98     11.00      11.99      0.00         0.00          9.00
================================================================================
Total                                        $0.07        $0.00
================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns+
--------------------------------------------------------------------------------

                                                        Class A        Class D
================================================================================
Six Months Ended 5/31/99++                               12.11%         12.27%
--------------------------------------------------------------------------------
Inception* through 5/31/99++                             23.45          22.37
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

================================================================================
Class A (Inception* through 5/31/99)                                     34.31%
--------------------------------------------------------------------------------
Class D (Inception* through 5/31/99)                                     22.37
================================================================================

* Inception dates for Class A and D shares are January 5, 1998 and August 4, 1998, respectively.
+     Assumes reinvestment of all dividends and capital gain distributions.
++ Total return is not annualized, as it may not be representative of the total return for the year.


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                 May 31, 1999
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================

COMMON STOCK -- 99.4%
Auto & Transportation -- 2.6%
      2,632    AMR Corp.*                                           $    171,245
      6,762    Burlington Northern Santa Fe Corp.                        209,622
      1,087    Cooper Tire & Rubber Co.                                   25,816
      3,144    CSX Corp.                                                 147,572
        611    Cummins Engine Co., Inc.                                   30,932
      2,393    Dana Corp.                                                123,539
      6,615    Delphi Automotive Systems                                 129,827
      2,055    Delta Air Lines, Inc.                                     117,906
      1,037    Eaton Corp.                                                90,413
      4,273    FDX Corp.*                                                235,282
        480    Fleetwood Enterprises, Inc.                                12,210
     17,482    Ford Motor Co.                                            997,567
      9,465    General Motors Corp.                                      653,085
      2,620    Genuine Parts Co.                                          88,261
      2,263    Goodyear Tire & Rubber Co.                                135,073
      1,332    ITT Industries, Inc.                                       50,283
      1,238    Johnson Controls Inc.                                      78,071
      1,587    Kansas City Southern Industries, Inc.                      89,269
        949    Navistar International Corp.*                              46,857
      5,459    Norfolk Southern Corp.                                    178,782
      1,121    Paccar, Inc.                                               63,126
      1,032    Ryder Systems, Inc.                                        24,768
        952    Snap-On, Inc.                                              34,451
      4,882    Southwest Airlines Co.                                    156,529
        866    The Timken Corp.                                           17,807
      3,642    Union Pacific Resources                                    50,760
      1,267    US Airways Group, Inc.*                                    61,529
--------------------------------------------------------------------------------
                                                                       4,020,582
--------------------------------------------------------------------------------
Consumer Discretionary -- 14.8%
        848    Alberto Culver Co., Class B Shares                         22,419
      3,559    Albertsons, Inc.                                          190,407
      1,016    American Greetings Corp., Class A Shares                   29,083
      3,989    American Stores Co.                                       131,637
      2,190    Autozone, Inc.*                                            63,373
      3,804    Avon Products, Inc.                                       188,060
      1,315    Brunswick Corp.                                            31,560
     10,195    CBS Corp.*                                                425,641
      8,869    Carnival Corp.                                            363,629
     11,074    Cendant Corp.*                                            204,177
      1,444    Circuit City Stores                                       103,697
      4,677    Clear Channel Communications Inc.*                        308,974
      1,696    Clorox Co.                                                171,190
      4,233    Colgate Palmolive Co.                                     422,771
     10,689    Comcast Corp., Class A Shares                             411,527

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                                5

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================

Consumer Discretionary -- 14.8% (continued)
      1,574    Consolidated Stores Corp.*                           $     54,106
      3,148    Costco Cos., Inc.*                                        228,230
      5,646    CVS Corp.                                                 259,716
      1,981    Darden Restaurants, Inc.                                   42,220
      6,381    Dayton-Hudson Corp.                                       402,003
      1,168    Deluxe Corp.                                               42,121
      1,557    Dillard, Inc., Class A Shares                              54,690
      3,198    Dollar General Corp.                                       84,967
      1,349    Dow Jones & Co., Inc.                                      70,823
      2,385    Dun & Bradstreet Corp.                                     83,475
      4,679    Eastman Kodak Co.                                         316,417
      3,043    Federated Department Stores, Inc.*                        165,844
        985    Fruit Of The Loom Inc.*                                    10,158
      4,073    Gannett Co.                                               294,274
      8,233    Gap, Inc.                                                 515,077
     16,040    Gillette Co.                                              818,040
        563    The Great Atlantic & Pacific Tea Co., Inc.                 18,438
      1,023    Harcourt General, Inc.                                     50,319
      1,808    Harrah's Entertainment, Inc.*                              39,098
      2,834    Hasbro, Inc.                                               81,123
      3,799    Hilton Hotels Corp.                                        52,236
     21,311    Home Depot, Inc.                                        1,212,063
      2,089    Ikon Office Solutions Inc.                                 29,115
      1,521    International Flavors & Fragrances, Inc.                   62,551
      2,011    The Interpublic Group of Cos., Inc.                       152,333
      3,815    J.C. Penney Corp.                                         197,188
        512    Jostens Inc.                                               10,816
      7,169    K Mart Corp.*                                             110,223
      7,823    Kimberly-Clark Corp.                                      459,112
      1,044    King World Productions, Inc.*                              34,844
      1,128    Knight Ridder, Inc.                                        59,432
      2,294    Kohl's Corp.*                                             156,422
      5,941    Kroger Co.                                                347,920
      3,273    Limited Inc.                                              159,968
        927    Liz Claiborne, Inc.                                        33,372
      1,652    Loews Corp.                                               134,328
        545    Longs Drug Stores Corp.                                    18,973
      3,498    Marriott International Inc., Class A Shares               133,143
      5,999    Mattel, Inc.                                              158,599
      5,072    May Department Stores Co.                                 219,681
      1,300    Maytag Corp.                                               91,731
     19,539    McDonald's Corp.                                          752,252
      2,840    McGraw Hill, Inc.                                         147,325
      8,776    MediaOne Group, Inc.*                                     648,327
        756    Meredith Corp.                                             26,413
      2,807    Mirage Resorts, Inc.*                                      57,544

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================

Consumer Discretionary -- 14.8% (continued)
      1,277    Moore Corp. Ltd.                                     $     11,254
        613    National Service Industries, Inc.                          22,566
      2,649    New York Times Co., Class A Shares                         90,397
      4,065    Newell Rubbermaid Co.                                     164,633
      4,072    Nike Inc., Class B Shares                                 248,138
      2,047    Nordstrom, Inc.                                            72,669
      2,448    Omnicom Group, Inc.                                       171,360
        746    Pep Boys - Manny, Moe & Jack & Co.                         14,081
        619    Polaroid Corp.                                             13,076
     19,195    Procter & Gamble Corp.                                  1,792,333
        835    Reebok International Ltd.*                                 16,596
      3,729    Rite Aid Corp.                                             93,225
      1,947    R.R. Donnelley & Sons Co.                                  70,579
        514    Russell Corp.                                              12,047
      5,546    Sears Roebuck & Co.                                       265,168
      3,959    Service Corp.                                              75,963
        253    Spring Industries Inc.                                     10,025
      6,645    Staples, Inc.*                                            191,044
      1,739    Supervalu Inc.                                             42,171
      1,425    Tandy Corp.                                               117,563
     17,741    Time Warner, Inc.                                       1,207,497
      1,056    Times Mirror Corp., Class A Shares                         62,238
      4,656    TJX Cos., Inc.                                            139,680
      3,636    Toys 'R' Us, Inc.*                                         83,855
      1,713    Tribune Co.                                               135,220
      2,217    Tricon Global Resturants, Inc.*                           129,140
        823    Tupperware Corp.                                           18,312
      8,251    Unilever NV                                               538,894
      7,274    U.S. West Media Group, Inc.                               393,305
      1,725    VF Corp.                                                   79,350
     10,035    Viacom Inc., Class B Shares*                              386,348
     14,434    Walgreen Co.                                              335,591
     64,268    Wal-Mart Stores, Inc.                                   2,739,424
     29,718    Walt Disney Co.                                           865,537
      1,795    Wendy's International, Inc.                                48,914
      1,090    Whirlpool Corp.                                            70,305
      2,139    Winn-Dixie Stores Inc.                                     76,603
--------------------------------------------------------------------------------
                                                                      22,970,296
--------------------------------------------------------------------------------
Consumer Staples -- 5.9%
        539    Adolph Coors Co., Class B Shares                           25,603
      6,916    Anheuser-Busch Co., Inc.                                  505,300
      8,562    Archer-Daniels-Midland Co.                                128,430
      4,117    Bestfoods                                                 205,850
        995    Brown-Forman Corp., Class B Shares                         66,354
      6,415    Campbell Soup Co.                                         283,062

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                                7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================

Consumer Staples -- 5.9% (continued)
     35,622    Coca-Cola Co.                                        $  2,433,428
      6,117    Coca-Cola Enterprises                                     221,741
      7,054    Conagra Inc.                                              183,845
      2,466    Fortune Brands, Inc.                                      100,798
      2,208    General Mills, Inc.                                       177,468
      2,082    Hershey Foods Corp.                                       112,949
      5,226    HJ Heinz & Co.                                            252,481
      5,839    Kellogg Co.                                               202,540
      5,376    Loews Corp.                                               279,216
     21,198    PepsiCo, Inc.                                             759,153
     35,170    Philip Morris Cos., Inc.                                1,356,243
      3,462    Pioneer Hi-Bred International, Inc.                       129,825
      1,959    Quaker Oats Corp.                                         129,416
      4,756    Ralston-Purina Group                                      129,601
      4,696    RJR Nabisco Holdings, Corp.                               145,283
      7,024    Safeway, Inc.*                                            326,616
     13,210    Sara Lee Corp.*                                           317,040
      5,780    Seagram Co., Ltd.                                         300,199
      4,817    Sysco Corp.                                               143,005
      2,665    UST, Inc.                                                  81,283
      1,685    William Wrigley Jr. Co.                                   146,700
--------------------------------------------------------------------------------
                                                                       9,143,429
--------------------------------------------------------------------------------
Finance -- 15.9%
     11,863    Allstate Corp.                                            432,258
      6,545    American Express Co.                                      793,172
      3,641    American General Corp.                                    263,062
     17,751    American International Group, Inc.                      2,029,161
      2,581    Amsouth Bancorporation                                     73,250
      3,694    Aon Corp.                                                 158,864
     10,527    Associates First Capital Corp.                            431,607
      4,289    Bank of Boston Corp.                                      203,191
     11,001    Bank of New York, Inc.                                    393,286
     16,999    Bank One Corp.                                            961,506
     25,019    BankAmerica, Corp.                                      1,618,481
      1,379    Bankers Trust Corp.                                       127,644
      4,500    BB&T Corp.                                                164,250
      1,627    Bear Stearns Cos., Inc.                                    72,198
        950    Capital One Financial Corp.                               143,153
      5,798    Charles Schwab Corp.*                                     613,501
     12,223    Chase Manhattan Corp.                                     886,168
      2,345    Chubb Corp.                                               164,297
      2,976    CIGNA  Corp.                                              277,512
      2,428    Cincinnati Financial Corp.                                100,003
     32,634    Citigroup, Inc.                                         2,162,003
      2,257    Comerica, Inc.                                            136,407

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================

Finance -- 15.9% (continued)

      4,626    Conseco, Inc.                                        $    141,382
      1,646    Countrywide Credit Industries, Inc.                        67,692
      2,149    Equifax, Inc.                                              77,364
     14,991    Fannie Mae                                              1,019,388
      3,845    Fifth Third Bancorp                                       262,181
     14,319    First Union Corp.                                         659,569
      9,998    Firstar, Corp.                                            288,067
      8,219    Fleet Financial Group, Inc.                               338,006
      3,664    Franklin Resources, Inc.                                  159,384
      9,812    Freddie Mac                                               572,162
        829    Golden West Financial Corp.                                78,651
      1,421    H & R Block, Inc.                                          68,474
      3,363    Hartford Financial Services, Inc.                         212,710
      6,964    Household International, Inc.                             302,064
      3,026    Huntington Bancshares Inc.                                104,775
      2,531    J.P. Morgan & Co., Inc.                                   352,600
      1,537    Jefferson Pilot Corp.                                     104,036
      6,585    Keycorp                                                   228,829
      1,643    Lehman Brothers Holdings, Inc.                             89,749
      1,468    Lincoln National Corp.                                    149,369
      3,721    Marsh & McLennan Cos., Inc.                               270,703
      1,427    MBIA, Inc.                                                 97,482
     11,560    MBNA Corp.                                                319,345
      7,551    Mellon Bank Corp.                                         269,476
      2,287    Mercantile Bancorp, Inc.                                  133,647
      5,133    Merrill Lynch & Co., Inc.                                 431,172
      1,580    MGIC Investment Corp.                                      76,038
      8,345    Morgan Stanley Dean Witter & Co.                          805,293
      4,712    National City Corp.                                       311,876
      1,610    Northern Trust Corp.                                      145,504
      3,426    Paycheck, Inc.                                            101,510
      4,351    PNC Bank Corp.                                            249,095
      1,046    Progressive Corp.                                         146,832
      1,964    Provident Cos., Inc.                                       76,719
      2,046    Providian Financial Corp.                                 196,288
      3,184    Regions Financial Corp.                                   120,594
      1,561    Republic of New York Corp.                                106,050
      1,985    SAFECO Corp.                                               87,216
      2,409    SLM Holding Corp.                                          99,974
      2,380    SouthTrust Corp.                                           92,671
      3,391    St. Paul Cos.*                                            120,593
      2,315    State Street Corp.                                        176,519
      2,496    Summit Bancorp                                            102,180
      4,637    Suntrust Banks Inc.                                       312,998
      3,862    Synovus Financial Corp.                                    77,723
      2,035    Torchmark Corp.                                            67,918

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                                9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================

Finance -- 15.9% (continued)
      1,808    Transamerica Corp.                                   $    132,662
      2,003    Union Planters Corp.                                       82,749
      1,996    UNUM Corp.                                                107,410
     10,545    U.S. Bancorp.                                             342,713
      2,930    Wachovia Corp.                                            258,573
      8,556    Washington Mutual, Inc.                                   326,732
     23,746    Wells Fargo & Co.                                         949,840
--------------------------------------------------------------------------------
                                                                      24,677,521
--------------------------------------------------------------------------------
Health Care -- 10.9%
     21,944    Abbott Labs, Inc.                                         991,595
      2,061    AETNA, Inc.                                               187,165
        950    Allergan, Inc.                                             88,350
      1,447    Alza Corp.*                                                51,640
     19,036    American Home Products Corp.                            1,096,950
      7,349    Amgen, Inc.*                                              464,824
        806    Bausch & Lomb, Inc.                                        61,558
      4,139    Baxter International, Inc.                                267,224
      3,580    Becton Dickinson & Co.                                    138,725
      1,637    Biomet, Inc.                                               65,378
      5,685    Boston Scientific Corp.*                                  215,675
     28,728    Bristol-Myers Squibb & Co.                              1,971,459
      3,922    Cardinal Health, Inc.                                     236,791
      9,359    Columbia/HCA Healthcare Corp.                             220,521
        788    C.R. Bard, Inc.                                            36,002
     15,891    Eli Lilly & Co.                                         1,135,213
      4,357    Guidant Corp.*                                            217,850
      1,578    HCR Manor Care, Inc.*                                      42,212
      6,063    HealthSouth Corp.*                                         81,093
      2,398    Humana Inc.*                                               30,125
     19,432    Johnson & Johnson                                       1,799,889
      1,022    Mallinckrodt, Inc.                                         35,387
      4,016    McKesson HBOC, Inc.                                       136,795
      8,449    Medtronic, Inc.                                           599,879
     34,431    Merck & Co., Inc.                                       2,324,093
     18,759    Pfizer, Inc.                                            2,007,213
      7,336    Pharmacia & Upjohn, Inc.                                  406,690
     21,224    Schering Plough Corp.*                                    956,407
      1,224    St. Jude Medical, Inc.*                                    41,387
      4,497    Tenet Healthcare Corp.*                                   110,177
      2,698    United Healthcare Corp.                                   157,159
      1,382    Watson Pharmaceuticals*                                    52,948
     11,862    Warner-Lambert Co.                                        735,444
--------------------------------------------------------------------------------
                                                                      16,963,818
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================

Integrated Oil -- 5.4%
      1,306    Amerada Hess Corp.                                   $     78,278
      1,066    Ashland, Inc.                                              43,440
      4,713    Atlantic Richfield Co.                                    394,419
      9,433    Chevron Corp.                                             874,321
     35,131    Exxon Corp.                                             2,806,089
      1,248    Kerr McGee Corp.                                           58,032
     11,264    Mobil Oil Corp.                                         1,140,480
      4,977    Occidental Petroleum Corp.                                105,139
      3,668    Phillips Petroleum Co.                                    192,341
     30,982    Royal Dutch Petroleum Co.                               1,752,419
      1,343    Sunoco, Inc.                                               40,878
      7,736    Texaco, Inc.                                              506,708
      3,496    Unocal Corp.                                              138,966
      4,450    USX Marathon Group, Inc.                                  133,222
--------------------------------------------------------------------------------
                                                                       8,264,732
--------------------------------------------------------------------------------
Materials & Processing -- 3.9%
      3,305    Air Products and Chemicals, Inc.                          135,505
      3,308    Alcan Aluminium Ltd.                                       92,624
      5,305    ALCOA, Inc.                                               291,775
      2,870    Allegheny Teledyne, Inc.                                   58,656
        569    Armstrong World Industries, Inc.                           33,144
        540    Asarco, Inc.                                                8,674
      1,674    Avery Dennison Corp.                                      100,231
        455    Ball Corp.                                                 22,153
      5,371    Barrick Gold Corp.                                         92,650
      3,071    Battle Mountain Gold Corp.                                  7,486
        737    Bemis, Inc.                                                27,822
      1,924    Bethlehem Steel Corp.*                                     15,993
      1,256    Black & Decker Corp.                                       71,514
        825    Boise Cascade Corp.                                        32,691
      1,386    Champion International Corp.                               71,033
      3,340    Corning, Inc.                                             182,448
      1,771    Crown Cork & Seal Co., Inc.                                55,565
      1,271    Cyprus Amax Minerals Co.                                   15,967
      1,939    Danaher Corp.                                             117,188
      3,193    Dow Chemical Corp.                                        387,950
     16,281    E.I. du Pont  de Nemours & Co.                          1,065,388
      1,156    Eastman Chemical Co.                                       58,523
      1,878    Ecolab, Inc.                                               79,815
      2,092    Engelhard Corp.                                            42,363
        473    FMC Corp.*                                                 31,307
      3,197    Fort James Corp.                                          117,090
      2,437    Freeport-McMoRan Copper & Gold, Inc.*                      34,423
      1,265    Georgia Pacific Corp.                                     109,343

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================

Materials & Processing -- 3.9% (continued)
        867    Great Lakes Chemical Corp.                           $     39,178
      1,456    Hercules, Inc.                                             50,869
      3,816    Homestake Mining Co.                                       29,813
      2,583    INCO Ltd.*                                                 36,808
      5,923    International Paper Co.                                   296,150
      1,588    Louisiana Pacific Corp.                                    32,157
      4,928    Masco Corp.                                               140,756
      1,466    Mead Corp.                                                 54,792
      9,045    Monsanto Co.                                              375,368
      1,764    Morton International Inc.                                  68,796
        941    Nalco Chemical Co.                                         31,524
      2,426    Newmont Mining Corp.                                       43,213
      1,266    Nucor Corp.                                                63,221
        777    Owens-Corning*                                             30,594
      2,270    Owens-Illinois, Inc.                                       69,235
        841    Phelps Dodge Corp.                                         43,574
      3,578    Placer Dome, Inc.                                          39,805
        404    Potlatch Corp.                                             15,908
      2,546    PPG Industries, Inc.                                      154,510
      2,268    Praxair, Inc.                                             110,707
        931    Reynolds Metals Co.                                        49,518
      2,415    Rohm & Haas Co.                                            96,902
      1,206    Sealed Air Corp.*                                          74,923
      2,473    Scherwin-Williams Co.                                      76,199
      1,455    Sigma Aldrich Corp.                                        46,560
      1,299    Stanley Works                                              42,299
        812    Temple-Inland, Inc.                                        54,404
      2,473    Tenneco, Inc.                                              57,652
      1,911    Union Carbide Corp.                                        98,058
      1,267    USX-U.S. Steel Group, Inc.                                 34,130
      1,469    Westvaco Corp.                                             41,958
      2,878    Weyerhaeuser Co.                                          178,616
      1,607    Willamette Industries, Inc.                                68,097
      1,297    Worthington Industries, Inc.                               16,618
      1,198    W. R. Grace & Co.*                                         21,339
--------------------------------------------------------------------------------
                                                                       6,043,572
--------------------------------------------------------------------------------
Other Energy -- 0.9%
      1,822    Anadarko Petroleum Corp.                                   68,325
      1,582    Apache Corp.                                               56,952
      4,734    Baker Hughes, Inc.                                        147,346
      2,570    Burlington Resources Inc.                                 110,349
      6,371    Halliburton Co.                                           263,600
        723    Helmerich & Payne, Inc.                                    16,855
        883    McDermott International, Inc.                              22,627
        122    NACCO Industries, Inc.                                      9,104

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================

Other Energy -- 0.9% (continued)
      1,195    Rowan Cos., Inc.*                                    $     20,166
      7,887    Schlumberger Ltd.*                                        474,699
      3,570    Union Pacific Corp.                                       203,713
--------------------------------------------------------------------------------
                                                                       1,393,736
--------------------------------------------------------------------------------
Producer Durables -- 7.6%
      8,050    Allied Signal, Inc.                                       467,403
      1,076    The B.F. Goodrich Co.                                      43,578
     13,555    Boeing Co.                                                572,699
        344    Briggs & Stratton Corp.                                    21,500
      2,286    Browning Ferris Industries, Inc.                           94,869
      1,065    Case Corp.                                                 50,055
      5,174    Caterpillar Inc.                                          283,923
        876    Centex Corp.                                               32,467
      1,377    Cooper Industries Inc.                                     68,248
        975    Crane Co.                                                  29,311
      3,463    Deere & Co.                                               131,810
      3,235    Dover Corp.                                               121,919
        657    EG&G, Inc.                                                 19,505
      6,319    Emerson Electric Co.                                      403,626
      1,112    Fluor Corp.                                                41,422
        555    Foster Wheeler Corp.                                        7,631
      1,826    General Dynanics Corp.                                    120,060
     47,358    General Electric Co.                                    4,815,717
        700    Harnischfeger Industries, Inc.                              5,031
      1,827    Honeywell, Inc.                                           172,880
      3,622    Illinois Tool Works, Inc.                                 277,989
      2,374    Ingersoll-Rand Co.                                        151,194
        661    Kaufman & Broad Home Corp.                                 15,947
      4,709    Laidlaw, Inc.                                              32,963
      5,685    Lockheed Martin Corp.                                     229,887
        560    Milacron, Inc.                                             11,935
        658    Millipore Corp.                                            21,961
      5,805    Minnesota Mining & Manufacturing Co.                      497,779
        988    Northrop Grumman Corp.                                     66,690
      1,812    Pall Corp.                                                 36,353
      1,552    Parker-Hannifin Corp.                                      67,803
        609    Pulte Corp.                                                14,502
      1,134    Raychem Corp.                                              39,407
      4,861    Raytheon Co., Class B Shares                              330,852
      2,741    Rockwell International Corp.                              151,269
      2,297    Textron, Inc.                                             204,577
      2,326    Thermo Electron Corp.*                                     44,485
        819    Thomas & Betts Corp.                                       35,063
      1,744    TRW, Inc.                                                  87,309
     11,799    Tyco International Ltd.                                 1,030,938

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================

Producer Durables -- 7.6% (continued)
      6,529    United Technologies Corp.                            $    405,206
      8,661    Waste Management, Inc.                                    457,950
      1,364    W.W. Grainger, Inc.                                        72,377
--------------------------------------------------------------------------------
                                                                      11,788,090
--------------------------------------------------------------------------------
Technology -- 19.9%
        874    Adobe Systems, Inc.                                        64,785
      2,073    Advanced Micro Devices, Inc.*                              38,351
     14,851    America Online Inc.*                                    1,772,838
      1,185    Andrew Corp.*                                              18,368
      1,970    Apple Computer, Inc.*                                      86,803
      5,338    Applied Materials, Inc.*                                  293,256
      3,131    Ascend Communications, Inc.*                              290,205
        851    Autodesk, Inc.                                             23,509
      8,907    Automatic Data Processing, Inc.                           366,857
      3,394    BMC Software Inc.*                                        167,791
      2,457    Cabletron Systems, Inc.*                                   36,548
      2,062    Ceridian Corp.*                                            68,046
     22,821    Cisco Systems, Inc.*                                    2,484,636
     24,366    Compaq Computer Corp.                                     577,183
      7,776    Computer Associates International, Inc.*                  367,902
      2,292    Computer Sciences Corp.*                                  148,264
      5,290    Compuware*                                                164,321
        684    Data General Corp.*                                         8,978
     36,785    Dell Computer Corp.*                                    1,266,749
      7,114    Electronic Data Systems Corp.                             400,163
      7,254    EMC Corp.*                                                722,680
      6,410    First Data Corp.                                          288,049
      2,259    Gateway 2000, Inc.*                                       137,375
      2,408    General Instrument Corp.*                                  93,160
      1,134    Harris Corp.                                               42,879
     14,671    Hewlett-Packard Co.                                     1,383,659
      4,605    IMS Health, Inc.                                          113,398
     48,186    Intel Corp.                                             2,605,002
     26,672    International Business Machine Corp.                    3,102,287
      1,278    KLA-Tencor Corp.*                                          58,149
      2,036    LSI Logic Corp.                                            75,459
     38,199    Lucent Technologies, Inc.                               2,172,568
      3,586    Micron Technology, Inc.                                   136,044
     72,932    Microsoft Corp.*                                        5,884,667
      8,669    Motorola, Inc.                                            717,902
      2,447    National Semiconductor Corp.*                              47,411
      8,604    Nortel Networks, Corp.                                    645,300
      4,858    Novell, Inc.*                                             114,163
     20,782    Oracle Systems Corp.*                                     515,653

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================

Technology -- 19.9% (continued)
      3,819    Parametric Technology, Inc.*                         $     52,989
        715    PE Corp. - PE Biosystems Group                             79,857
      3,403    Peoplesoft, Inc.*                                          55,086
      3,935    Pitney Bowes, Inc.                                        250,856
      1,106    Scientific-Atlanta Corp.*                                  39,056
      3,532    Seagate Technology, Inc.*                                 106,622
        378    Shared Medical Systems Corp.                               24,854
      2,665    Silicon Graphics Co.*                                      32,979
      3,647    Solectron Corp.*                                          199,673
     11,140    Sun Microsystems, Inc.*                                   665,615
        658    Tektronix, Inc.                                            15,257
      5,625    Tellabs, Inc.*                                            329,063
      5,641    Texas Instruments, Inc.                                   616,984
      5,186    3Com Corp.*                                               142,615
      3,771    UNISYS Corp.*                                             143,062
      9,467    Xerox Corp.                                               531,927
--------------------------------------------------------------------------------
                                                                      30,787,853
--------------------------------------------------------------------------------
Utilities -- 11.6%
      2,765    AES Corp.*                                                137,559
      8,269    Airtouch Communications, Inc., Class A Shares*            831,035
      3,964    ALLTEL Corp.                                              284,169
      2,001    Ameren Corp.                                               81,916
      2,778    American Electric Power, Inc.                             120,496
     45,469    American Telephone & Telegraph Corp.                    2,523,474
     15,875    Ameritech Corp.                                         1,044,773
     22,432    Bell Atlantic Corp.                                     1,228,152
     28,183    Bellsouth Corp.                                         1,329,885
      1,688    CMS Energy Corp.                                           78,492
      2,185    Carolina Power & Light Co.                                 95,594
      3,064    Central & Southwest Corp.                                  78,898
      1,778    CenturyTel, Inc.                                           68,120
      2,311    Cinergy Corp.                                              78,863
      3,060    Coastal Corp.                                             118,001
      1,210    Columbia Energy Group                                      64,735
      3,373    Consolidated Edison, Inc.                                 163,801
      1,388    Consolidated Natural Gas Co.                               82,499
      2,154    Constellation Energy Group                                 67,178
      2,827    Dominion Resources, Inc.                                  122,091
      2,080    DTE Energy Co.                                             90,610
      5,226    Duke Energy Corp.                                         315,193
        311    Eastern Enterprises                                        10,788
      5,104    Edison International                                      140,360
      5,067    Enron Corp.                                               361,657
      3,556    Entergy Corp.                                             115,348
      3,432    FirstEnergy Corp.                                         109,181

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               15

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================

Utilities -- 11.6% (continued)
      2,612    FPL Group, Inc.                                      $    151,986
      2,478    Frontier Corp.                                            130,405
      1,864    GPU, Inc.                                                  81,201
     13,945    GTE Corp.                                                 879,407
     26,501    MCI Worldcom, Inc.*                                     2,288,938
      1,671    New Century Energies, Inc.                                 67,571
      4,146    Nextel Communications Inc.*                               152,884
      2,751    Niagara Mohawk Power Co.*                                  40,921
        704    NICOR, Inc.*                                               26,488
      2,211    Northern States Power Co.                                  57,624
        479    ONEOK, Inc.                                                14,370
      4,302    Pacificorp                                                 78,243
      3,245    Peco Energy Co.                                           158,802
      2,183    Pennsylvania Power & Light                                 65,490
        523    Peoples Energy Corp.                                       20,136
      5,543    PG&E Corp.                                                187,076
      3,229    Public Service Enterprise Group, Inc.                     135,416
      4,129    Reliant Energy, Inc.                                      125,935
     28,274    SBC Communications, Inc.                                1,445,457
      3,494    Sempra Energy                                              75,121
      1,580    Sonat Inc.                                                 55,991
     10,051    Southern Co.                                              285,197
      6,452    Sprint Corp. FON Group                                    727,463
      6,372    Sprint Corp. PCS Group*                                   286,740
      4,072    Texas Utilities Co.*                                      183,240
      3,148    Unicom Corp.                                              133,200
      6,183    Williams Cos., Inc.                                       320,357
--------------------------------------------------------------------------------
                                                                      17,918,527
--------------------------------------------------------------------------------
               TOTAL COMMON STOCK
               (Cost -- $141,549,031)                                153,972,156
================================================================================

      FACE
     AMOUNT                         SECURITY                             VALUE
================================================================================
U.S. Treasury Bills - 0.6%
   $975,000    U.S. Treasury Bills, due 6/17/99 (Cost -- $972,761)       972,761
================================================================================
               TOTAL INVESTMENTS -- 100%
               (Cost -- $142,521,792**)                             $154,944,917
================================================================================
*     Non-income producing security.
**    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                     May 31, 1999
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost -- $142,521,792)                     $154,944,917
   Receivable for Fund shares sold                                     2,975,089
   Dividends and interest receivable                                     243,592
   Receivable from administrator                                          30,024
   Receivable from broker - variation margin                              28,000
--------------------------------------------------------------------------------
   Total Assets                                                      158,221,622
--------------------------------------------------------------------------------
LIABILITIES:
   Payable to bank                                                       792,920
   Distribution fees payable                                               5,978
   Accrued expenses                                                       80,000
--------------------------------------------------------------------------------
   Total Liabilities                                                     878,898
--------------------------------------------------------------------------------
Total Net Assets                                                    $157,342,724
================================================================================
NET ASSETS
   Par value of shares of beneficial interest                       $     11,763
   Capital paid in excess of par value                               144,395,886
   Undistributed net investment income                                   497,207
   Accumulated net realized gain on investments and
      futures contracts                                                   40,078
   Net unrealized appreciation of investments and
      futures contracts                                               12,397,790
--------------------------------------------------------------------------------
Total Net Assets                                                    $157,342,724
================================================================================
Shares Outstanding:
   Class A                                                            11,323,916
   -----------------------------------------------------------------------------
   Class D                                                               439,439
   -----------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                         $13.37
   -----------------------------------------------------------------------------
   Class D (and redemption price)                                         $13.39
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               17

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1999

INVESTMENT INCOME:
   Dividends                                                        $   730,933
   Interest                                                             133,961
--------------------------------------------------------------------------------
   Total Investment Income                                              864,894
--------------------------------------------------------------------------------
EXPENSES:
   Distribution fees (Note 2)                                           103,819
   Investment advisory fees (Note 2)                                     80,559
   Administration fees (Note 2)                                          53,706
   Custody                                                               47,852
   Shareholder and system servicing fees                                 26,447
   Registration fees                                                     22,747
   Audit and legal                                                       13,177
   Shareholder communications                                            11,152
   Trustees' fees                                                         6,152
   Other                                                                  7,833
--------------------------------------------------------------------------------
   Total Expenses                                                       373,444
   Less: Administration fee waiver and expense reimbursement (Note 2)   (60,891)
--------------------------------------------------------------------------------
   Net Expenses                                                         312,553
--------------------------------------------------------------------------------
Net Investment Income                                                   552,341
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES  AND 6):
   Realized Gain (Loss) From:
     Security transactions (excluding short-term securities)            119,230
     Futures contracts                                                 (162,997)
--------------------------------------------------------------------------------
   Net Realized Loss                                                    (43,767)
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments
     and Futures Contracts:
     Beginning of period                                              3,647,032
     End of period                                                   12,397,790
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                            8,750,758
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                         8,706,991
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $ 9,259,332
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1999 (unaudited) and the Period Ended November 30, 1998(a)

                                                         1999           1998
================================================================================
OPERATIONS:
  Net investment income                             $    552,341   $    256,578
  Net realized gain (loss)                               (43,767)        83,845
  Increase in net unrealized appreciation              8,750,758      3,647,032
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations               9,259,332      3,987,455
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                 (314,888)            --
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                       (314,888)            --
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                   113,114,365     74,919,867
  Net asset value of shares issued
    for reinvestment of dividends                        302,038             --
  Cost of shares reacquired                          (22,015,081)   (21,910,364)
--------------------------------------------------------------------------------
  Increase in Net Assets From
  Fund Share Transactions                             91,401,322     53,009,503
--------------------------------------------------------------------------------
Increase in Net Assets                               100,345,766    56,996, 958

NET ASSETS:
  Beginning of period                                 56,996,958             --
--------------------------------------------------------------------------------
  End of period*                                    $157,342,724   $ 56,996,958
================================================================================
* Includes undistributed net investment income of:  $    497,207   $    259,754
================================================================================
(a) For the period from January 5, 1998 (commencement of operations) to November 30, 1998.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               19

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney S&P 500 Index Fund ("Fund") is a separate investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and four other funds: the Smith Barney Intermediate Maturity California Municipals Fund, the Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund and Smith Barney Mid Cap Blend Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; U.S. government securities are valued at the quoted bid price in the over-the-counter market; investment in securities for which market quotations are not available are valued at fair value as determined by the Board of Trustees; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; (f) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At November 30, 1998 reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment loss amounting to $3,176 has been reclassified to paid-in capital. Net investment income, net realized gains and net assets were


--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

not affected by this adjustment; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement,
   Administration Agreement and Other Transactions

Travelers Investment Management Company, ("TIMCO"), a wholly owned subsidiary of Citigroup Inc., acts as investment adviser to the Fund. The Fund pays TIMCO an advisory fee calculated at an annual rate of 0.15% of the average daily net assets. This fee is calculated daily and paid monthly.

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., another subsidiary of Citigroup Inc., acts as administrator to the Fund. The Fund pays SSBC an administration fee calculated at an annual rate of 0.10% of the average daily net assets. This fee is calculated daily and paid monthly. For the six months ended May 31, 1999, SSBC waived all of its administration fees and agreed to reimburse expenses of $7,185 to the fund.

CFBDS, Inc. ("CFBDS") acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of Citigroup Inc., as well as certain other broker-dealers, continues to sell Fund shares to the public as members of that selling group.

Pursuant to a Distribution Plan, the Fund pays CFBDS a service fee calculated at an annual rate of 0.20% of the average daily net assets for Class A shares.

All officers and one Trustee of the Trust are employees of SSB.

3. Investments

During the six months ended May 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $94,093,199
--------------------------------------------------------------------------------
Sales                                                                 1,174,491
================================================================================


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               21

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At May 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                     $ 15,570,661
Gross unrealized depreciation                                       (3,147,536)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $ 12,423,125
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, they will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At May 31, 1999, the Fund held no purchased call or put options.

When the Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the


--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended May 31, 1999, the Fund did not write any call or put options.

6. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At May 31, 1999, the Fund had the following open futures contracts:

                       # of                   Basis       Market     Unrealized
Contracts to Buy     Contracts  Expiration    Value        Value        Loss
================================================================================
S&P 500 future          10         6/99     $3,268,335   $3,243,000  $(25,335)
================================================================================

7. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. gov-


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               23

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

ernment securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At May 31, 1999, the Fund had no securities on loan.

8. Shares of Beneficial Interest

At May 31,1999, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At May 31, 1999, total paid-in capital amounted to the following for each class:

                                           Class A                 Class D
================================================================================
Total Paid-In Capital                    $138,986,427            $5,421,222
================================================================================

Transactions in shares of the Fund were as follows:

                                      Six Months Ended          Period Ended
                                        May 31, 1999          November 30, 1998
================================================================================
Class A(1)
Shares sold                               8,315,829               6,596,036
Shares issued on reinvestment                22,974                      --
Shares reacquired                        (1,622,889)             (1,988,034)
--------------------------------------------------------------------------------
Net Increase                              6,715,914               4,608,002
================================================================================
Class D(2)
Shares sold                                 335,989                 175,689
Shares issued on reinvestment                   940                      --
Shares reacquired                           (48,451)                (24,728)
--------------------------------------------------------------------------------
Net Increase                                288,478                 150,961
================================================================================
(1) For the period from January 5, 1998 (inception date) to November 30, 1998.
(2) For the period from August 4, 1998 (inception date) to November 30, 1998.


--------------------------------------------------------------------------------
24                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout the period ended November 30, except where noted:

                                          Class A                 Class D
                                   ---------------------   ---------------------
                                   1999 (1)(2)  1998 (3)   1999 (1)(2)  1998 (4)
================================================================================
Net Asset Value, Beginning of Period  $11.98     $10.00      $11.99      $11.00
--------------------------------------------------------------------------------
Income From Operations:
  Net investment income (5)             0.07       0.05        0.08        0.03
  Net realized and unrealized gain      1.38       1.93        1.39        0.96
--------------------------------------------------------------------------------
Total Income From Operations            1.45       1.98        1.47        0.99
--------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                (0.06)        --       (0.07)         --
--------------------------------------------------------------------------------
Total Distributions                    (0.06)        --       (0.07)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period         $13.37    $11.98      $13.39      $11.99
--------------------------------------------------------------------------------
Total Return++                          12.11%    19.80%      12.27%       9.00%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)     $151,457   $55,187      $5,886      $1,810
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses (5)(6)                        0.58%     0.59%       0.34%       0.36%
  Net investment income                  0.99      1.05        1.23        1.33
--------------------------------------------------------------------------------
Portfolio Turnover Rate                     1%        4%          1%          4%
================================================================================
(1)   For the six months ended May 31, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the period from January 5, 1998 (inception date) to November 30, 1998.
(4)   For the period from August 4, 1998 (inception date) to November 30, 1998.
(5) The administrator agreed to waive all of its fees for the six months ended May 31, 1999 and for the period ended November 30, 1998. In addition, the administrator agreed to reimburse expenses of $7,185 and $177,520 for the six months ended May 31, 1999 and for the period ended November 30, 1998, respectively. If these expenses were not waived and reimbursed, the per share effect on net investment income and the expense ratio would have been as follows:

              Per Share Decreases to         Expense Ratios Without
               Net Investment Income        Waiver and Reimbursement
              ----------------------        ------------------------
               Class A    Class D            Class A+    Class D+
               -------    -------            --------    --------
        1999     $0.01      $0.01              0.69%       0.46%
        1998      0.04       0.02              1.42        1.18

(6) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.60% and 0.40% for Class A and Class D shares, respectively.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney S&P 500 Index Fund                                               25

                                                            Salomon Smith Barney
                                                            --------------------
                                                     A member of citigroup[LOGO]

Trustees

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

James J. Crisona, Emeritus

Officers

Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Sandip A. Bhagat
Vice President and
Investment Officer

John Lau
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser

Travelers Investment
Management Co.

Administrator

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder
Service Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney S&P 500 Index Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
S&P 500 Index Fund

388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD01525 7/99

     [GRAPHIC]

     Smith Barney
     Intermediate
     Maturity
     California
     Municipals Fund

     ------------------
     SEMI-ANNUAL REPORT
     ------------------

     May 31, 1999

     Smith Barney Mutual Funds

Smith Barney
Intermediate
Maturity
California
Municipals Fund

                                   [PHOTO]                [PHOTO]

                                   HEATH B. MCLENDON      JOSEPH P. DEANE

                                   Chairman               Vice President and
                                                          Investment Officer

Dear Shareholder:

We are pleased to present the semiannual report for the Smith Barney Intermediate Maturity California Municipals Fund ("Fund") for the period ended May 31, 1999. We hope you find this report to be useful and informative. In this report, we summarize the period's prevailing economic and market conditions and outline the Fund's investment strategy. A detailed summary of the Fund's performance and current holdings can be found in the appropriate sections that follow.

Performance Update

For the six months ended May 31, 1999, the Fund's Class A shares returned 0.23%, without sales charges, versus its Lipper, Inc. California intermediate-term municipals peer group average total return of 0.36% over the same period. (Lipper is a major independent fund-tracking organization.)

Municipal Bond Market Update and Outlook

In April, the Consumer Price Index ("CPI") increased 0.7% -- its largest monthly increase in nine years. With global economic growth picking up, inflationary fears surfaced. The Federal Reserve Board raised short-term interest rates 0.25% on June 30, 1999 and yields in the bond market went up.

Looking forward, and as we near the end of the millennium and the onset of Y2K, we believe that fixed-income securities in the U.S. will be in solid demand. That, in turn, should provide a positive environment for municipal bonds for the remainder of 1999. We are positioning ourselves for modestly lower rates over the next six months, and if there is no repeat of a higher CPI number, we stand an excellent chance of seeing a modest decline in rates as we move toward the fall.


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity California Municipals Fund                  1

Investment Strategy and Portfolio Update

The Fund's investment seeks to provide California investors with as high a level of current income that is exempt from federal income taxes* and California state personal income taxes as is consistent with the preservation of principal. The Fund invests primarily in investment grade municipal securities issued by the State of California and certain other municipal issuers, political subdivisions, agencies and public authorities that pay interest and are exempt from federal income and California personal income taxes. The Fund maintains an average portfolio maturity of between three and ten years.

Our investment strategy for the Fund is to seek to maximize our dividend yield. In our view, the municipal bond market has provided us with excellent opportunities during the reporting period. Since interest rates have risen, we have been able to invest our excess cash at higher yields. In addition, we have also been focusing on adding high-grade bonds to the Fund's portfolio. (Currently the credit spread between AAA-rated and BBB-rated bonds are near their narrowest spread levels ever.) At these narrow spread levels, we do not think it makes sense to buy low-grade bonds and assume additional credit risk. Because our interest rate forecast remains positive, we believe our current investment strategy should allow us to maximize dividend yields going forward.

During the past year, the Fund focused on transportation bonds (12.8%), water and sewer bonds (12.8%) and housing bonds (11.8%) because we believe they offered good relative values. At the end of May, the Fund's weighted average maturity was approximately 7.5 years. In addition, as of May 31, 1999, roughly 98% of the Fund's holdings were rated investment grade by either Standard & Poor's Ratings Group or Moody's Investors Services Inc., with 67% of the Fund invested in AAA bonds, the highest rating.

California Economic Highlights

Moody's Investors Services, Inc. has assigned a rating of "Aa3" to the State of California's general obligation bonds and refunding bonds. According to Moody's, "The rating reflects the state's deep and diverse economic financial condition, including the rebuilding of cash and budget reserves, improved prospects of continued structural budget balance, even under assumptions of slowing economic growth."

----------
* A portion of the income from this fund may be subject to the Alternative Minimum Income Tax (AMT).


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

California's economy continues to perform better than that of the national economy with respect to employment and personal income growth. Yet, the lingering effects of Asia's recession has taken a toll on high-tech manufacturing and related industries, an important driver of the Golden State's economic growth.

In closing, thank you for your investment in the Smith Barney Intermediate Maturity California Municipals Fund. We look forward to continuing to help you achieve your financial goals.

Sincerely,


/s/ Heath B. McLendon                    /s/ Joseph P. Deane

Heath B. McLendon                        Joseph P. Deane
Chairman                                 Vice President and
                                         Investment Officer

June 8, 1999

--------------------------------------------------------------------------------

                    Principal Risks of Investing in the Fund

Investors could lose money on their investment in the Fund, or the Fund may not perform as well as other investments, if:

o     Interest rates rise, causing the value of the Fund's portfolio to decline;

o The issuer of a security owned by the Fund defaults on its obligation to pay principal and/or interest or the security's credit rating is downgraded;

o California municipal securities fall out of favor with investors. The Fund will suffer more than a national municipal fund from adverse events affecting California municipal issuers;

o     Unfavorable legislation affects the tax-exempt status of municipal bonds;

o The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity California Municipals Fund                  3

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                              Net Asset Value
                           --------------------
                           Beginning     End        Income   Capital    Total
Period Ended               of Period  of Period   Dividends   Gains   Returns(1)
================================================================================
5/31/99                       $8.85     $8.69       $0.18     $0.00      0.23%+
--------------------------------------------------------------------------------
11/30/98                       8.66      8.85        0.39      0.00      6.78
--------------------------------------------------------------------------------
11/30/97                       8.55      8.66        0.40      0.00      6.13
--------------------------------------------------------------------------------
11/30/96                       8.53      8.55        0.40      0.00      5.05
--------------------------------------------------------------------------------
11/30/95                       7.80      8.53        0.40      0.00     14.84
--------------------------------------------------------------------------------
11/30/94                       8.50      7.80        0.39      0.01     (3.65)
--------------------------------------------------------------------------------
11/30/93                       8.04      8.50        0.39      0.00     10.70
--------------------------------------------------------------------------------
Inception* - 11/30/92          7.90      8.04        0.35      0.00      6.33+
================================================================================
Total                                               $2.90     $0.01
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                              Net Asset Value
                           --------------------
                           Beginning     End        Income   Capital    Total
Period Ended               of Period  of Period   Dividends   Gains   Returns(1)
================================================================================
5/31/99                       $8.84     $8.68       $0.17     $0.00      0.13%+
--------------------------------------------------------------------------------
11/30/98                       8.65      8.84        0.37      0.00      6.57
--------------------------------------------------------------------------------
11/30/97                       8.54      8.65        0.38      0.00      5.92
--------------------------------------------------------------------------------
11/30/96                       8.52      8.54        0.38      0.00      4.84
--------------------------------------------------------------------------------
11/30/95                       7.80      8.52        0.38      0.00     14.36
--------------------------------------------------------------------------------
Inception* - 11/30/94          7.76      7.80        0.02      0.00      0.72+
================================================================================
Total                                               $1.70     $0.00
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                              Net Asset Value
                           --------------------
                           Beginning     End        Income   Capital    Total
Period Ended               of Period  of Period   Dividends   Gains   Returns(1)
================================================================================
5/31/99                       $8.86     $8.70       $0.19     $0.00      0.32%+
--------------------------------------------------------------------------------
11/30/98                       8.66      8.86        0.40      0.00      7.09
--------------------------------------------------------------------------------
11/30/97                       8.56      8.66        0.42      0.00      6.20
--------------------------------------------------------------------------------
11/30/96                       8.54      8.56        0.41      0.00      5.22
--------------------------------------------------------------------------------
Inception* - 11/30/95          8.39      8.54        0.09      0.00      2.92+
================================================================================
Total                                               $1.51     $0.00
================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                                     Without Sales Charge(1)
                                                --------------------------------
                                                Class A      Class L     Class Y
================================================================================
Six Months Ended 5/31/99+                        0.23%        0.13%       0.32%
--------------------------------------------------------------------------------
Year Ended 5/31/99                               4.09         3.89        4.28
--------------------------------------------------------------------------------
Five Years Ended 5/31/99                         6.04          N/A         N/A
--------------------------------------------------------------------------------
Inception* through 5/31/99                       6.12         7.06        5.84
================================================================================

                                                     With Sales Charge(2)
                                                --------------------------------
                                                Class A      Class L     Class Y
================================================================================
Six Months Ended 5/31/99+                       (1.77)%      (1.85)%      0.32%
--------------------------------------------------------------------------------
Year Ended 5/31/99                               1.99         1.83        4.28
--------------------------------------------------------------------------------
Five Years Ended 5/31/99                         5.60          N/A         N/A
--------------------------------------------------------------------------------
Inception* through 5/31/99                       5.84         6.82        5.84
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                    Without Sales Charge(1)
================================================================================
Class A (Inception* through 5/31/99)                         55.42%
--------------------------------------------------------------------------------
Class L (Inception* through 5/31/99)                         36.48
--------------------------------------------------------------------------------
Class Y (Inception* through 5/31/99)                         23.56
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 2.00% and 1.00%, respectively. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception dates for Class A, L and Y shares are December 31, 1991, November 8, 1994 and September 8, 1995, respectively.


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity California Municipals Fund                  5

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

               Growth of $10,000 Invested in Class A Shares of the
          Smith Barney Intermediate Maturity California Municipals Fund
                vs. Lehman Brothers 10-Year Municipal Bond Index
            and Lipper Analytical Services, Inc. Peer Group Average+

--------------------------------------------------------------------------------

                            December 1991 -- May 1999

                                  [LINE GRAPH]

                  Smith Barney            Lehman Brothers     Lipper Analytical
             Intermediate Maturity       10-Year Municipal      Services, Inc.
           California Municipals Fund        Bond Index       Peer Group Average
--------------------------------------------------------------------------------
12/31/91              9,802                    10,000               10,000
   11/92             10,422                    10,767               10,623
   11/93             11,537                    12,028               11,682
   11/94             11,116                    11,491               11,246
   11/95             12,766                    13,623               12,910
   11/96             13,411                    14,394               13,566
   11/97             14,233                    15,410               14,307
   11/98             15,199                    16,651               15,261
 5/31/99             15,233                    16,725               15,316
--------------------------------------------------------------------------------

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on December 31, 1991, assuming deduction of the maximum 2.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through May 31, 1999. The Lehman Brothers 10-Year Municipal Bond Index ("Index") is a broad-based index which includes about 5,200 bonds totaling approximately $63 billion in market capitalization. The Lipper Analytical Services, Inc. Peer Group Average is composed of an average of the Fund's peer group of mutual funds (27 funds as of May 31, 1999) investing in intermediate maturity California tax-exempt bonds. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                                    May 31, 1999
--------------------------------------------------------------------------------

Portfolio Breakdown

                                   [PIE CHART]

                  Education                               5.7%
                  General Obligation                      7.2%
                  Hospital                               11.3%
                  Housing                                11.8%
                  Miscellaneous                          28.8%
                  Solid Waste                             4.8%
                  Tax Allocation                          4.8%
                  Transportation                         12.8%
                  Water & Sewer                          12.8%

Summary of Municipal Bonds And Short-Term Tax Exempt
Investments by Combined Ratings

                                     Standard &                Percentage of
  Moody's           and/or             Poor's                Total Investments
--------------------------------------------------------------------------------
   Aaa                                   AAA                        67.0%
    Aa                                    AA                        11.5
    A                                     A                          8.4
   Baa                                   BBB                        10.9
    NR                                    NR                         1.1
P-1/VMIG 1                            A-1/SP-1                       1.1
                                                                   -----
                                                                   100.0%
                                                                   =====


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity California Municipals Fund                  7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                 May 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                       SECURITY                               VALUE
===========================================================================================
Education -- 5.7%
                    California Educational Facilities Authority Revenue:
$  945,000  AAA       College of Osteopathic Medicine, CONNIE LEE-Insured,
                        5.550% due 6/1/06                                       $ 1,021,781
   320,000  A1*       Loyola Marymount University, Series B,
                        (Pre-Refunded -- Escrowed to Maturity with
                        U.S. government securities to 10/1/02
                        Call @ 102), 6.300% due 10/1/03(b)                          350,400
   200,000  A2*       Mills College, (Escrowed to Maturity with
                        U.S. government securities), 6.500% due 9/1/02(b)           216,250
   500,000  AA        University of Southern California, 5.300% due 10/1/04         533,750
-------------------------------------------------------------------------------------------
                                                                                  2,122,181
-------------------------------------------------------------------------------------------
General Obligation -- 7.2%
   200,000  Aa3*    California State GO, 6.000% due 9/1/03                          216,500
 1,250,000  AAA     California State GO, Veteran's Bonds, Series BL,
                      FSA-Insured, 4.950% due 12/1/08(c)                          1,273,438
   285,000  AAA     Kern High School District GO, Series C, MBIA-Insured,
                      (Escrowed to Maturity with U.S. government
                      securities), 8.750% due 8/1/03                                337,725
                    Mojave Water Agency Improvement District GO, Morongo Basin:
   250,000  AAA       Escrowed to Maturity with U.S. government securities,
                        6.250% due 9/1/02                                           269,063
   280,000  AAA       Pre-Refunded -- Escrowed with U.S. government
                        securities to 9/1/02 Call @ 102, 6.375% due 9/1/03          307,300
   300,000  Aa3*    Torrance Unified School District GO, Series A,
                      4.250% due 8/1/11                                             294,000
-------------------------------------------------------------------------------------------
                                                                                  2,698,026
-------------------------------------------------------------------------------------------
Hospital -- 11.3%
   215,000  AAA     Arlington Community Hospital Corp. Revenue,
                      (Escrowed to Maturity with U.S. government
                      securities), 8.000% due 6/1/04                                234,887
                    California Health Facilities Financing Authority Revenue:
 1,000,000  AAA       Mills-Peninsula Hospital, Series B, CONNIE LEE-Insured,
                        5.300% due 1/15/05                                        1,057,500
   700,000  AAA       Kaiser Permanente, Series B, AMBAC-Insured,
                        5.250% due 10/1/10                                          722,750
   400,000  NR        St. Elizabeth's Community Hospital Project,
                        (Pre-Refunded -- Escrowed with U.S. government
                        securities to 11/5/02 Call @ 102),
                        5.900% due 11/15/03(b)                                      434,000
   200,000  AA-     Sisters of Providence, 6.200% due 10/1/03                       216,750

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                       SECURITY                               VALUE
===========================================================================================
Hospital -- 11.3% (continued)
$1,200,000  AA      California Statewide Communities Development
                      Authority, COP, St. Joseph's Health Systems Group,
                      (Pre-Refunded -- Escrowed with state and local
                      government securities to 7/1/04 Call @ 102),
                      5.875% due 7/1/05                                         $ 1,321,500
   250,000  A       Riverside County Asset Leasing Corp., Leasehold
                      Revenue, (Riverside County Hospital Project),
                      Series A, 6.000% due 6/1/04                                   269,375
-------------------------------------------------------------------------------------------
                                                                                  4,256,762
-------------------------------------------------------------------------------------------
Housing -- 11.8%
 1,250,000  AAA     ABAG Finance Authority for Non-Profit Corporations,
                      Multi-Family Housing Revenue, (Edgewood Apartments
                      Project), Series A, FNMA-Collateralized,
                      5.700% mandatory put 11/1/06(c)(d)                          1,306,250
                    California Housing Finance Agency, Home Mortgage Revenue:
     5,000  Aa2*      MGIC-Insured, LOC-Citibank N.A., 10.000% due 2/1/02             5,001
   255,000  Aa2*      Series B-1, FHA-Insured, 5.900% due 8/1/04(c)                 266,475
   700,000  Aa2*      Series E-1, FHA/VA-Insured, 5.900% due 2/1/05(c)              736,750
   700,000  Aa2*      Series E-1, FHA/VA-Insured, 5.900% due 8/1/05(c)              738,500
   745,000  AAA     Riverside County Housing Authority, Multi-Family
                      Housing Revenue, (Brandon Place Apartments
                      Project), Series B, FNMA-Collateralized,
                      5.625% mandatory put 7/1/09(c)                                779,456
   210,000  AAA     San Luis Obispo Housing Authority, Multi-Family
                      Housing Revenue, (Parkwood Apartments Project),
                      Series A, FNMA-Collateralized, 5.500% due 8/1/03              217,087
   360,000  AAA     Santa Rosa Mortgage Revenue Refunding,
                      (Marlow Apartments Project), Series A,
                      FHA-Insured, 5.600% due 9/1/05                                373,050
-------------------------------------------------------------------------------------------
                                                                                  4,422,569
-------------------------------------------------------------------------------------------
Miscellaneous -- 28.8%
 1,115,000  AAA     Corona Public Financing Authority Revenue, Superior
                      Lien, Series A, FSA-Insured, 4.500% due 9/1/10              1,106,638
 1,020,000  AAA     El Monte Department of Public Social Services Facility,
                      COP, AMBAC-Insured, 4.500% due 6/1/12                         991,950
 1,080,000  AAA     Los Angeles County Community Facilities District
                      No. 3, Special Tax Refunding, Series A,
                      FSA-Insured, 5.250% due 9/1/07                              1,152,900
   140,000  Aaa*    Montclair Redevelopment Agency, Residential
                      Mortgage Revenue, (Escrowed to Maturity with
                      U.S. government securities), 7.750% due 10/1/11               163,800
 1,250,000  AAA     Oakland State Building Authority, Lease Revenue,
                      Elihu M. Harris, Series A, AMBAC-Insured,
                      4.250% due 4/1/07                                           1,248,438

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity California Municipals Fund                  9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                       SECURITY                               VALUE
===========================================================================================
Miscellaneous -- 28.8% (continued)
$1,000,000  AAA     Roseville Community Facilities District No.1, Special
                      Tax Refunding, FSA-Insured, 4.625% due 9/1/10             $ 1,002,500
                    Sacramento County Public Facilities COP,
                      (Gas to Energy Project), MBIA Insured:
   850,000  AAA         4.250% due 12/1/09                                          836,188
   650,000  AAA         4.375% due 12/1/10                                          634,562
 1,000,000  AAA     San Diego COP, Central Jail Refunding, AMBAC-Insured,
                      4.800% due 10/1/08                                          1,026,250
                    San Francisco Downtown Parking Corp. Revenue:
   450,000  A3*       6.000% due 4/1/02                                             475,313
   280,000  A3*       6.150% due 4/1/03                                             301,350
                    Santa Barbara COP, (Harbor Refunding Project):
   270,000  A*        6.400% due 10/1/02                                            291,262
   285,000  A*        6.500% due 10/1/03                                            312,431
 1,000,000  Aaa*    Tulare County COP, MBIA-Insured, 5.000% due 8/15/10           1,032,500
   205,000  AAA     Upland COP, (Police Building Refunding Project),
                      AMBAC-Insured, 6.200% due 8/1/02                              219,606
-------------------------------------------------------------------------------------------
                                                                                 10,795,688
-------------------------------------------------------------------------------------------
Solid Waste -- 4.8%
                    Kings County Waste Management Authority, Solid Waste Revenue:
   375,000  BBB       6.500% due 10/1/03(c)                                         407,344
   290,000  BBB       6.600% due 10/1/04(c)                                         320,088
 1,000,000  Baa1*   South Napa Waste Management Authority, (Solid Waste
                      Transfer Facilities Project), 6.000% due 2/15/04(c)         1,062,500
-------------------------------------------------------------------------------------------
                                                                                  1,789,932
-------------------------------------------------------------------------------------------
Tax Allocation -- 4.8%
 1,000,000  Baa*    Hawthorne Community Redevelopment Agency, Tax Allocation,
                      (Redevelopment Project, Area 2), (Pre-Refunded --
                      Escrowed with U.S. government securities to 9/1/04
                      Call @ 102), 6.200% due 9/1/05(b)(d)                        1,093,750
   665,000  BBB+    Paramount Redevelopment Agency, Tax Allocation Refunding,
                      (Redevelopment Project, Area No. 1), 5.800% due 8/1/03        714,044
-------------------------------------------------------------------------------------------
                                                                                  1,807,794
-------------------------------------------------------------------------------------------
Transportation -- 12.8%
   500,000  A1*     Los Angeles County Transportation Commission, COP,
                      Series B, 6.200% due 7/1/03                                   541,875
 1,000,000  AAA     Orange County Local Transportation Authority,
                      Sales Tax Revenue, Series A, MBIA-Insured,
                      5.500% due 2/15/09                                          1,082,500
                    Palm Springs Financing Authority, Regional Airport
                      Revenue, MBIA-Insured:
   200,000  AAA         5.400% due 1/1/03(c)                                        209,750
   400,000  AAA         5.500% due 1/1/04(c)                                        422,000

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                     May 31, 1999
--------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING(a)                       SECURITY                               VALUE
===========================================================================================
Transportation -- 12.8% (continued)
$  350,000  A1*     Sacramento Regional Transportation District COP,
                      Series A, 6.400% due 3/1/03                               $   379,312
   240,000  AAA     San Francisco Airport Improvement Authority, Lease
                      Revenue, United Airlines Inc., (Escrowed to Maturity
                      with U.S. government securities), 8.000% due 7/1/13           293,700
                    San Jose, Airport Revenue:
   800,000  AAA       FGIC-Insured, 5.400% due 3/1/04(c)                            845,000
   500,000  AAA       MBIA-Insured, 5.750% due 3/1/03                               533,125
   450,000  BBB+    Southern California Rapid Transit District, Special
                      Benefit Assessment, District A-2, 6.100% due 9/1/03           482,063
-------------------------------------------------------------------------------------------
                                                                                  4,789,325
-------------------------------------------------------------------------------------------
Water and Sewer -- 12.8%
 1,000,000  AAA     El Dorado County Public Agency Financing Authority
                      Revenue, FGIC-Insured, 5.200% due 2/15/07                   1,060,000
 1,000,000  AAA     Modesto Irrigation District Financing Authority
                      Revenue, Series A, MBIA-Insured, 5.350% due 10/1/06         1,073,750
                    Morgan Hill COP, (Water Systems Improvement Projects),
                      FSA-Insured:
   225,000  AAA         4.500% due 6/1/11                                           222,187
   235,000  AAA         4.600% due 6/1/12                                           231,769
   250,000  AAA         4.700% due 6/1/13                                           246,250
   400,000  A-1+    Orange County Sanitation District Revenue, COP,
                      Series C, FGIC-Insured, 3.250% due 8/1/17(e)                  400,000
 1,500,000  AAA     San Diego Public Facilities Financing Authority, Sewer
                      Revenue, Series A, FGIC-Insured, 5.125% due 5/15/2011       1,560,000
-------------------------------------------------------------------------------------------
                                                                                  4,793,956
-------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $35,859,530**)                                             $37,476,233
===========================================================================================

(a) All ratings are by Standard & Poor's Rating Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
(b) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the investment advisor to be triple-A rated even if issuer has not applied for new ratings.
(c) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(d)   Security segregated by Custodian for open purchase commitments.
(e) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
**    Aggregate cost for Federal income tax purpose is substantially the same.

See pages 12 and 13 for definition of ratings and certain security descriptions.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity California Municipals Fund                 11

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA      -- Bonds rated "AAA" have the highest rating assigned by Standard &
            Poor's. Capacity to pay interest and repay principal is extremely strong.

AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investor Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa      -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa       -- Bonds rated "Aa" are judged to be of high quality by all standards.
            Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A        -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa      -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Fitch Investor Services, Inc. ("Fitch") -- Ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major ratings categories.

A        -- Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than securities with higher ratings.

--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited) (continued)
--------------------------------------------------------------------------------

BBB      -- Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

NR       -- Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

--------------------------------------------------------------------------------
Short-Term Securities Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1     -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1      -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1   -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1      -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

ABAG   -- Association of Bay Area Governments
AIG    -- American International Guaranty
AMBAC  -- American Municipal Bond Assurance Corporation
BIG    -- Bond Investors Guaranty
CGIC   -- Capital Guaranty Insurance Company
CONNIE
   LEE -- College Construction Loan Insurance Association
COP    -- Certificate of Participation
EDA    -- Economic Development Authority
FLAIRS -- Floating Adjustable Interest Rate Securities
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Administration
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FSA    -- Financial Security Assurance
GIC    -- Guaranteed Investment Contract
GNMA   -- Government National Mortgage Association
GO     -- General Obligation
HFA    -- Housing Finance Authority
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDR    -- Industrial Development Revenue
INFLOS -- Inverse Floaters
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance Corporation
MGIC   -- Mortgage Guaranty Insurance Corp.
MVRICS -- Municipal Variable Rate Inverse Coupon Security
PCFA   -- Pollution Control Financing Authority
PCR    -- Pollution Control Revenue
RIBS   -- Residual Interest Bonds
VA     -- Veterans Administration
VRDD   -- Variable Rate Daily Demand


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity California Municipals Fund                 13

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                     May 31, 1999
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost -- $35,859,530)                       $37,476,233
  Interest receivable                                                   524,651
  Receivable for Fund shares sold                                         9,897
  Receivable for securities sold                                         85,491
-------------------------------------------------------------------------------
  Total Assets                                                       38,096,272
-------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                    1,107,162
  Dividends payable                                                     129,204
  Investment advisory fees payable                                       30,598
  Administration fees payable                                            20,268
  Payable to bank                                                         1,855
  Distribution fees payable                                               1,179
  Accrued expenses                                                       36,574
-------------------------------------------------------------------------------
  Total Liabilities                                                   1,326,840
-------------------------------------------------------------------------------
Total Net Assets                                                    $36,769,432
===============================================================================
NET ASSETS:
  Par value of shares of beneficial interest                        $     4,234
  Capital paid in excess of par value                                36,091,692
  Overdistributed net investment income                                  (9,102)
  Accumulated net realized loss from security transactions             (934,095)
  Net unrealized appreciation of investments                          1,616,703
-------------------------------------------------------------------------------
Total Net Assets                                                    $36,769,432
===============================================================================
Shares Outstanding:
  Class A                                                             3,559,944
  -----------------------------------------------------------------------------
  Class L                                                               637,716
  -----------------------------------------------------------------------------
  Class Y                                                                35,907
  -----------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                          $8.69
  -----------------------------------------------------------------------------
  Class L*                                                                $8.68
  -----------------------------------------------------------------------------
  Class Y (and redemption price)                                          $8.70
  -----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 2.04% of net asset value per share)       $8.87
  -----------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value per share)       $8.77
===============================================================================

* Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase (See Note 3).

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1999

INVESTMENT INCOME:
  Interest                                                           $  887,631
-------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note 3)                                      53,182
  Administration fees (Note 3)                                           35,454
  Distribution fees (Note 3)                                             31,841
  Audit and legal                                                        20,045
  Shareholder communications                                             12,109
  Shareholder and system servicing fees                                  11,764
  Registration fees                                                       6,750
  Trustees' fees                                                          5,106
  Pricing service fees                                                    3,329
  Custody                                                                 1,560
  Other                                                                   1,131
-------------------------------------------------------------------------------
  Total Expenses                                                        182,271
  Less: Investment advisory and administration fee waivers (Note 3)     (20,080)
-------------------------------------------------------------------------------
  Net Expenses                                                          162,191
-------------------------------------------------------------------------------
Net Investment Income                                                   725,440
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 5):
  Realized Gain (Loss) From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                               1,342,952
    Cost of securities sold                                           1,351,203
-------------------------------------------------------------------------------
  Net Realized Loss                                                      (8,251)
-------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of period                                               2,275,964
    End of period                                                     1,616,703
-------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                              (659,261)
-------------------------------------------------------------------------------
Net Loss on Investments                                                (667,512)
-------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $   57,928
===============================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity California Municipals Fund                 15

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 1999 (unaudited) and the Year Ended November 30, 1998

                                                          1999          1998
===============================================================================
OPERATIONS:
  Net investment income                               $   725,440   $ 1,377,748
  Net realized gain (loss)                                 (8,251)       40,605
  Increase (decrease) in net unrealized appreciation     (659,261)      626,274
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations                   57,928     2,044,627
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 4):
  Net investment income                                  (737,427)   (1,369,680)
-------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                        (737,427)   (1,369,680)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                      6,845,668     7,542,952
  Net asset value of shares issued for
    reinvestment of dividends                             424,464       948,174
  Cost of shares reacquired                            (3,695,897)   (4,632,497)
-------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                             3,574,235     3,858,629
-------------------------------------------------------------------------------
Increase in Net Assets                                  2,894,736     4,533,576

NET ASSETS:
  Beginning of period                                  33,874,696    29,341,120
-------------------------------------------------------------------------------
  End of period*                                      $36,769,432   $33,874,696
===============================================================================
* Includes undistributed (overdistributed)
    net investment income of:                             $(9,102)       $2,885
===============================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Intermediate Maturity California Municipals Fund ("Fund") is a separate, non-diversified, investment fund of the Smith Barney Investment Trust ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of this Fund and four other separate investment funds:
Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney Mid Cap Blend Fund and Smith Barney S&P 500 Index Fund. The financial statements and financial highlights for the other funds are presented in separate semi-annual reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on the trade date; (b) securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method;
(e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to the Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Portfolio Concentration

Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity California Municipals Fund                 17

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSBC Fund Management Inc., ("SSBC") formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC an investment advisory fee calculated at an annual rate of 0.30% of the average daily net assets. This fee is calculated daily and paid monthly. For the six months ended May 31, 1999, SSBC waived investment advisory fees of $12,048.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at the annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly. For the six months ended May 31, 1999, SSBC waived administration fees of $8,032.

CFBDS, Inc. acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as members of the selling group.

There is a contingent deferred sales charge ("CDSC") of 1.00% on Class L shares, which applies if redemption occurs within the first year of purchase. For the six months ended May 31, 1999, CDSCs paid to CFBDS for Class L shares were approximately $1,000. In addition CFBDS received sales charges of $48,000 and $9,000 on sales of the Fund's Class A and L shares, respectively.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A and L shares, calculated at the annual rate of 0.15% of the average daily net assets for each class. In addition, the Fund pays a distribution fee with respect to its Class L shares calculated at the annual rate of 0.20%. For the six months ended May 31, 1999, total Distribution Plan fees were:

                                                        Class A          Class L
================================================================================
Distribution Plan Fees                                  $22,248           $9,593
================================================================================

All officers and one Trustee of the Fund are employees of SSB.


--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

4. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

5. Investments

During the six months ended May 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                             $6,331,556
--------------------------------------------------------------------------------
Sales                                                                  1,342,952
================================================================================

At May 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

===============================================================================
Gross unrealized appreciation                                        $1,746,293
Gross unrealized depreciation                                          (129,590)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,616,703
===============================================================================

6. Capital Loss Carryforwards

At November 30, 1998, the Fund had for Federal tax purposes approximately $926,000 of capital loss carryforwards available, subject to certain limitations, to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below:

                                                        11/30/02        11/30/03
================================================================================
Capital Loss Carryforwards                              $657,000        $269,000
================================================================================


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity California Municipals Fund                 19

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) continued)
--------------------------------------------------------------------------------

7. Shares of Beneficial Interest

At May 31, 1999, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

At May 31, 1999, total paid-in capital amounted to the following for each class.

                                      Class A          Class L           Class Y
================================================================================
Total Paid-in Capital               $30,365,202      $5,471,796         $258,928
================================================================================

Transactions in shares of each class were as follows:

                              Six Months Ended                 Year Ended
                                May 31, 1999               November 30, 1998
                          -----------------------       -----------------------
                           Shares        Amount          Shares        Amount
===============================================================================
Class A
Shares sold                673,820    $ 5,950,964        571,108    $ 5,019,763
Shares issued on
   reinvestment             39,976        352,722         91,477        800,601
Shares reacquired         (353,188)    (3,111,710)      (424,495)    (3,722,275)
-------------------------------------------------------------------------------
Net Increase               360,608    $ 3,191,976        238,090    $ 2,098,089
===============================================================================
Class L+
Shares sold                101,296    $   894,704        288,836    $ 2,523,189
Shares issued on
   reinvestment              7,508         66,162         15,296        133,771
Shares reacquired          (66,337)      (584,187)      (104,394)      (910,222)
-------------------------------------------------------------------------------
Net Increase                42,467    $   376,679        199,738    $ 1,746,738
===============================================================================
Class Y
Shares issued on
   reinvestment                632    $     5,580          1,575    $    13,802
-------------------------------------------------------------------------------
Net Increase                   632    $     5,580          1,575    $    13,802
===============================================================================

+ On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended November 30, except where noted:

Class A Shares                   1999(1)(2)             1998           1997           1996           1995           1994
========================================================================================================================
Net Asset Value,
  Beginning of Period              $8.85               $8.66          $8.55          $8.53          $7.80          $8.50
------------------------------------------------------------------------------------------------------------------------
Income (Loss)
  From Operations:
  Net investment income (3)         0.18                0.39           0.40           0.40           0.40           0.39
  Net realized and
    unrealized gain (loss)         (0.16)               0.19           0.11           0.02           0.73          (0.69)
------------------------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                   0.02                0.58           0.51           0.42           1.13          (0.30)
------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income            (0.18)              (0.39)         (0.40)         (0.40)         (0.40)         (0.39)
  Net realized gains                  --                  --             --             --             --          (0.01)
------------------------------------------------------------------------------------------------------------------------
Total Distributions                (0.18)              (0.39)         (0.40)         (0.40)         (0.40)         (0.40)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                    $8.69               $8.85          $8.66          $8.55          $8.53          $7.80
------------------------------------------------------------------------------------------------------------------------
Total Return                        0.23%++             6.78%          6.13%          5.05%         14.84%         (3.65)%
------------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)           $30,924             $28,303        $25,630        $24,537        $26,211        $25,359
------------------------------------------------------------------------------------------------------------------------
Ratios to Average
  Net Assets:
  Expenses (3)                      0.88%+              0.75%          0.75%          0.77%          0.75%          0.75%
  Net investment income             4.12+               4.45           4.65           4.69           4.89           4.73
------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                4%                  8%             9%            15%             8%            39%
========================================================================================================================

(1)   For the six months ended May 31, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The investment adviser and administrator waived all or part of their fees for the six months ended May 31, 1999 and each of the five years ended November 30, 1998. In addition, the investment adviser reimbursed the Fund for $75,189 in expenses for the year ended November 30, 1996. If such fees were not waived and expenses were not reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                                                    Expense Ratios
                   Per Share Decreases to                        Without Fee Waivers
                    Net Investment Income                         and Reimbursements
         -----------------------------------------   ------------------------------------------
         1999(1)  1998   1997   1996   1995   1994   1999(1)  1998   1997   1996   1995   1994
         -------  ----   ----   ----   ----   ----   -------  ----   ----   ----   ----   ----
Class A   $0.01  $0.02  $0.03  $0.07  $0.03  $0.04   1.02%+   1.00%  1.12%  1.54%  1.16%  1.24%

++ Total return is not annualized, as it may not be representavive of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity California Municipals Fund                 21

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended November 30, except where noted:

Class L Shares                  1999(1)(2)         1998(2)(3)            1997          1996          1995          1994(4)
=======================================================================================================================
Net Asset Value,
  Beginning of Period             $8.84              $8.65              $8.54         $8.52         $7.80         $7.76
-----------------------------------------------------------------------------------------------------------------------
Income (Loss)
  From Operations:
  Net investment income (5)        0.17               0.37               0.38          0.38          0.38          0.01
  Net realized and
     unrealized gain (loss)       (0.16)              0.19               0.11          0.02          0.72          0.05*
-----------------------------------------------------------------------------------------------------------------------
Total Income From
  Operations                       0.01               0.56               0.49          0.40          1.10          0.06
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income           (0.17)             (0.37)             (0.38)        (0.38)        (0.38)        (0.02)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions               (0.17)             (0.37)             (0.38)        (0.38)        (0.38)        (0.02)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                   $8.68              $8.84              $8.65         $8.54         $8.52         $7.80
-----------------------------------------------------------------------------------------------------------------------
Total Return                       0.13%++            6.57%              5.92%         4.84%        14.36%         0.72%++
-----------------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)           $5,533             $5,260             $3,419        $2,607        $2,254           $45
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average
  Net Assets:
  Expenses (5)                     1.09%+             0.97%              0.96%         0.98%         0.98%         0.95%+
  Net investment income            3.91+              4.22               4.44          4.48          4.54          4.53+
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate               4%                 8%                 9%           15%            8%           39%
=======================================================================================================================

(1)   For the six months ended May 31, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   On June 12, 1998, Class C shares were renamed Class L shares.
(4)   For the period from November 8, 1994 (inception date) to November 30,
      1994.
(5) The investment adviser and administrator waived all or part of their fees for the six months ended May 31, 1999, each of the four years ended November 30, 1998 and the period ended November 30, 1994. In addition, the investment adviser reimbursed the Fund for $75,189 in expenses for the year ended November 30, 1996. If such fees were not waived and expenses were not reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                                                     Expense Ratios
                   Per Share Decreases to                         Without Fee Waivers
                    Net Investment Income                          and Reimbursements
         -----------------------------------------    -----------------------------------------
         1999(1)  1998   1997   1996   1995   1994    1999(1)  1998   1997   1996   1995   1994
         -------  ----   ----   ----   ----   ----    -------  ----   ----   ----   ----   ----
Class L   $0.01  $0.02  $0.03  $0.07  $0.03  $0.00*   1.23%+   1.21%  1.33%  1.75%  1.39%  1.44%+

* The amount in this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year ended November 30, except where noted:

Class Y Shares                    1999(1)(2)           1998         1997         1996       1995(3)
==================================================================================================
Net Asset Value,
  Beginning of Period               $8.86             $8.66        $8.56        $8.54        $8.39
--------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (4)          0.19              0.41         0.41         0.41         0.09
  Net realized and
    unrealized gain (loss)          (0.16)             0.19         0.11         0.02         0.15
--------------------------------------------------------------------------------------------------
Total Income From Operations         0.03              0.60         0.52         0.43         0.24
--------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income             (0.19)            (0.40)       (0.42)       (0.41)       (0.09)
--------------------------------------------------------------------------------------------------
Total Distributions                 (0.19)            (0.40)       (0.42)       (0.41)       (0.09)
--------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                     $8.70             $8.86        $8.66        $8.56        $8.54
--------------------------------------------------------------------------------------------------
Total Return                         0.32%++           7.09%        6.20%        5.22%        2.92%++
--------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)               $312              $312         $292         $274         $261
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (4)                       0.70%+            0.57%        0.56%        0.59%        0.58%+
  Net investment income              4.31+             4.62         4.84         4.87         4.74+
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                 4%                8%           9%          15%           8%
==================================================================================================

(1)   For the six months ended May 31, 1998 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)   For the period from September 8, 1995 (inception date) to November 30,
      1995.
(4) The investment adviser and administrator waived all or part of their fees for the six months ended May 31, 1999, each of the three years ended November 30, 1998 and the period ended November 30, 1995. In addition, the investment adviser reimbursed the Fund for $75,189 in expenses for the year ended November 30, 1996. If such fees were not waived and expenses were not reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

                                                       Expense Ratios
                Per Share Decrease to               Without Fee Waivers
                Net Investment Income                and Reimbursements
         ----------------------------------  ---------------------------------
         1999(1)  1998   1997   1996   1995  1999(1)  1998   1997   1996  1995
         -------  ----   ----   ----   ----  -------  ----   ----   ----  ----
Class Y   $0.01  $0.02  $0.03  $0.07  $0.03   0.84%+  0.82%  0.94%  1.36% 0.99%+

++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Smith Barney Intermediate Maturity California Municipals Fund                 23

                      [This page intentionally left blank]

                                                              SalomonSmithBarney
                                                    ----------------------------
                                                    A member of citigroup[LOGO]

Trustees

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

James J. Crisona, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator

SSBC Fund Management Inc.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder Servicing Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Intermediate Maturity California Municipals Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Intermediate Maturity
California Municipals Fund
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD2400 7/99